UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-6332
Rochester Portfolio Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2010

Item 1. Reports to Stockholders.
June 30, 2010 Limited Term Management Commentary New York and Municipal Fund Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	17.7%
Hospital/Health Care	13.0
Government Appropriation	9.6
General Obligation	6.7
Marine/Aviation Facilities	6.6
Electric Utilities	6.4
Highways/Commuter Facilities	4.5
Municipal Leases	4.0
Education	3.6
Higher Education	3.3
Portfolio holdings are subject to change. Percentages are as of June 30, 2010, and are based on total assets.
Credit Allocation

	NRSRO-	Manager-
	Rated	Rated	Total

AAA	6.6%	0.1%	6.7%
AA	17.7	0.3	18.0
A	37.6	0.5	38.1
BBB	28.8	4.1	32.9
BB or lower	1.2	3.1	4.3

Total	91.9%	8.1%	100.0%
The Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”), determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Manager may use its own credit analysis to assign ratings in denominations similar to those of S&P.
The percentages above are based on the market value of the Fund’s securities as of 6/30/10 and are subject to change; market value does not include cash. AAA, AA, A and BBB are investment-grade ratings. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
13 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Limited Term New York Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 9/18/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
15 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2010	June 30, 2010	June 30, 2010

Actual
Class A	$1,000.00	$1,032.50	$3.94
Class B	1,000.00	1,025.00	8.22
Class C	1,000.00	1,025.60	7.76

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.93	3.92
Class B	1,000.00	1,016.71	8.18
Class C	1,000.00	1,017.16	7.73
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.78%
Class B	1.63
Class C	1.54
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

Municipal Bonds and Notes—103.9%
New York—77.0%
$95,000	Albany County, NY Airport Authority[1]	4.750%	12/15/2016		12/15/2010	A	$95,622
20,000	Albany County, NY Airport Authority[1]	5.125	12/15/2019		12/15/2012	A	20,292
50,000	Albany County, NY Airport Authority[1]	5.250	12/15/2026		12/15/2012	A	50,354
2,100,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.250	12/01/2019		12/01/2014	A	2,124,654
160,000	Albany, NY Hsg. Authority[1]	6.250	10/01/2012	[2]	10/01/2010	A	160,670
160,000	Albany, NY Hsg. Authority (Lark Drive)	5.200	12/01/2013		01/05/2012	B	162,906
260,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.400	12/01/2018		12/01/2012	A	263,658
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500	04/01/2018		04/11/2017	C	1,307,097
1,370,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550	04/01/2015		01/01/2014	C	1,378,645
1,875,000	Albany, NY IDA (Charitable Leadership)	5.500	07/01/2011		07/13/2010	C	1,860,731
8,810,000	Albany, NY IDA (Charitable Leadership)	6.000	07/01/2019		04/20/2016	C	7,766,632
2,660,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.250	10/20/2021		04/20/2014	A	2,799,065
25,000	Albany, NY IDA (Daughters of Sarah Nursing Home)[1]	5.375	10/20/2030		04/20/2012	A	26,008
1,065,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018		07/16/2014	C	1,003,230
1,845,000	Albany, NY IDA (Hampton Plaza)[1]	6.250	03/15/2018		09/15/2010	A	1,847,970
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022		11/15/2017	A	3,150,360
100,000	Albany, NY Municipal Water Finance Authority	5.000	12/01/2011		12/01/2010	A	100,306
1,985,000	Albany, NY Municipal Water Finance Authority	5.250	12/01/2017		12/01/2010	A	1,991,015
1,335,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2018		12/01/2010	A	1,338,938
200,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2019		12/01/2010	A	200,590
2,915,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2020		12/01/2010	A	2,923,599
440,000	Albany, NY Municipal Water Finance Authority[1]	5.250	12/01/2021		12/01/2010	A	441,298
3,235,000	Albany, NY Municipal Water Finance Authority	5.250	12/01/2022		12/01/2010	A	3,244,576
2,590,000	Albany, NY Municipal Water Finance Authority	5.250	12/01/2023		12/01/2010	A	2,597,666
2,010,000	Albany, NY Parking Authority[1]	5.625	07/15/2020	[2]	07/15/2012	A	2,058,501
445,000	Albany, NY Parking Authority[1]	5.625	07/15/2025	[2]	07/15/2012	A	451,791
4,380,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2018		07/15/2010	A	4,384,249
5,730,000	Allegany County, NY IDA (Houghton College)[1]	5.250	01/15/2024		01/15/2011	A	5,732,177
685,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	4.875	01/01/2013		01/21/2011	C	696,166
490,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2016		04/01/2012	A	507,101
720,000	Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)[1]	5.750	04/01/2017	[2]	04/01/2012	A	741,787
810,000	Bethlehem, NY Water System[1]	5.250	03/01/2018		03/01/2013	A	836,325
905,000	Bethlehem, NY Water System[1]	5.375	03/01/2020		03/01/2013	A	928,883
17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$500,000	Bethlehem, NY Water System[1]	5.500%	03/01/2022		03/01/2013	A	$510,370
355,000	Brookhaven, NY IDA (Alternatives for Children)[1]	7.000	02/01/2013		03/22/2011	C	362,221
615,000	Brookhaven, NY IDA (Dowling College)[1]	6.500	11/01/2012		11/01/2012		631,365
795,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018		10/15/2014	C	694,178
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017		07/15/2017		2,490,005
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018		07/15/2018		1,490,720
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019		07/15/2019		1,434,227
1,500,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2020		07/15/2020		1,576,365
670,000	Broome County, NY COP[1]	5.250	04/01/2022	[2]	10/01/2010	A	672,211
10,000	Broome County, NY GO1	5.400	04/15/2011		10/01/2010	A	10,136
730,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250	11/01/2015		12/14/2013	C	698,705
110,000	Cattaraugus County, NY IDA (Olean General Hospital)[1]	5.000	08/01/2013		08/01/2010	A	110,347
4,615,000	Cattaraugus County, NY IDA (Olean General Hospital)[1]	5.250	08/01/2023		08/01/2010	A	4,618,092
50,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	09/15/2013		09/15/2010	A	50,101
500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000	05/01/2023		07/10/2020	C	489,310
3,790,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000	01/01/2021		07/01/2010	A	3,790,341
515,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.000	07/01/2012		07/01/2010	A	517,930
1,075,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.250	07/01/2016		07/01/2010	A	1,080,418
3,795,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.500	07/01/2024		07/01/2012	A	3,828,889
18,160,000	Chautauqua County, NY Tobacco Asset Securitization Corp.[1]	6.750	07/01/2040		07/01/2012	A	18,203,584
2,385,000	Clarence, NY IDA (Bristol Village)[1]	6.000	01/20/2044		01/20/2015	A	2,475,105
4,475,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.625	07/01/2024	[2]	07/01/2013	A	4,502,566
10,000	Deerfield, NY GO	5.250	06/15/2011		06/15/2011		10,285
10,000	Deerfield, NY GO	5.250	06/15/2012		06/15/2012		10,562
10,000	Deerfield, NY GO	5.250	06/15/2013		06/15/2013		10,733
10,000	Deerfield, NY GO	5.500	06/15/2014		06/15/2014		10,895
10,000	Deerfield, NY GO	5.500	06/15/2015		06/15/2015		10,905
10,000	Deerfield, NY GO	5.500	06/15/2016		06/15/2016		10,906
18 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$10,000	Deerfield, NY GO	5.500%	06/15/2017	06/15/2016	A	$10,759
10,000	Deerfield, NY GO	5.500	06/15/2018	06/15/2016	A	10,637
15,000	Deerfield, NY GO	5.500	06/15/2019	06/15/2016	A	15,740
15,000	Deerfield, NY GO	5.500	06/15/2020	06/15/2016	A	15,621
5,205,000	Dutchess County, NY IDA (Marist College)[1]	5.150	07/01/2017	07/01/2013	A	5,457,495
4,095,000	East Rochester, NY Hsg. Authority (St. John’s Meadows)[1]	5.950	08/01/2027	08/01/2010	A	4,096,638
3,600,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	05/02/2013	C	3,529,944
200,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1]	6.700	04/01/2021	10/01/2010	A	204,358
58,670,000	Erie County, NY IDA (Buffalo City School District)[1]	5.625	05/01/2028	05/01/2014	A	61,749,002
20,000,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2024	11/01/2010	A	20,086,400
1,300,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2025	05/01/2014	A	1,386,749
6,500,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2026	05/01/2014	A	6,912,295
975,000	Erie County, NY IDA (Medaille College)[1]	6.875	10/01/2013	03/17/2011	C	1,027,358
105,000	Erie County, NY IDA (Medaille College)	7.250	11/01/2010	07/15/2010	B	105,620
385,000	Erie County, NY Public Improvement District[1]	5.250	03/15/2020	03/15/2013	A	407,211
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	03/22/2017	C	23,822,010
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	08/15/2020	C	7,557,615
250,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	11/15/2011	A	251,770
690,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	12/25/2013	C	740,129
10,426,775	Fishkill, NY GO BANs	6.750	11/04/2010	11/04/2010		10,472,236
540,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	12/24/2013	C	579,231
50,000	Gloversville, NY GO1	5.800	03/15/2015	09/15/2010	A	50,505
465,000	Hamilton County, NY IDA (Adirondack Historical Assoc.)[1]	5.250	11/01/2018	11/01/2010	A	466,930
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	81,060
500,000	Hempstead Village, NY GO1	5.000	07/01/2018	07/01/2014	A	524,070
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	80,283
1,195,000	Hempstead Village, NY GO1	5.000	07/01/2019	07/01/2014	A	1,245,310
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	79,637
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	79,019
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	78,324
19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$75,000	Hempstead Village, NY GO1	5.000%	09/15/2022		09/15/2016	A	$77,924
75,000	Hempstead Village, NY GO1	5.000	09/15/2023		09/15/2016	A	77,417
1,700,000	Hempstead, NY IDA (Adelphi University)[1]	5.750	06/01/2022	[2]	06/01/2012	A	1,754,383
2,100,000	Hempstead, NY IDA (Hofstra University)[1]	5.800	07/01/2015		10/01/2010	A	2,152,038
2,485,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.000	11/01/2017		08/10/2013	C	2,220,074
175,000	Hempstead, NY IDA (Peninsula Counseling Center)	5.500	11/01/2010		11/01/2010		174,916
620,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018		09/03/2015	C	580,060
60,000	Herkimer County, NY GO1	5.000	09/15/2012		10/01/2010	A	64,526
40,000	Herkimer County, NY GO1	5.000	09/15/2012		09/15/2010	A	40,340
130,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	5.850	11/01/2010		11/01/2010		130,506
625,000	Herkimer, NY Hsg. Authority	7.150	03/01/2011		09/01/2010	A	627,806
30,000	Highland Falls, NY Sewer System[1]	5.100	12/01/2011		12/01/2010	A	30,558
2,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	2,542,948
315,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	5.500	12/01/2016		01/17/2013	C	297,228
2,990,000	Islip, NY Res Rec, Series E1	5.625	07/01/2017		07/01/2015	A	3,220,619
1,175,000	Islip, NY Res Rec, Series E1	5.750	07/01/2019		07/01/2015	A	1,256,334
1,100,000	Islip, NY Res Rec, Series E1	5.750	07/01/2020		07/01/2014	A	1,168,816
1,315,000	Islip, NY Res Rec, Series E1	5.750	07/01/2021		07/01/2014	A	1,391,546
1,000,000	Islip, NY Res Rec, Series E1	5.750	07/01/2023		07/01/2014	A	1,045,650
250,000	Jamestown, NY GO1	5.000	08/01/2024		08/01/2014	A	258,358
250,000	Jamestown, NY GO1	5.000	08/01/2025		08/01/2014	A	257,750
540,000	Jamestown, NY Hsg. Authority[1]	6.125	07/01/2010		07/01/2010		539,973
4,000,000	Kenmore, NY Hsg. Authority (SUNY at Buffalo)[1]	5.500	08/01/2024		08/01/2011	A	4,057,760
10,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2026		06/01/2016	A	10,707,100
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022		05/25/2019	C	2,109,732
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030		04/22/2027	C	935,856
70,000	Livonia, NY GO1	5.000	06/15/2020		06/15/2017	A	74,586
75,000	Livonia, NY GO1	5.000	06/15/2021		06/15/2017	A	79,398
80,000	Livonia, NY GO1	5.000	06/15/2022		06/15/2017	A	83,605
85,000	Livonia, NY GO1	5.000	06/15/2023		06/15/2017	A	88,342
90,000	Livonia, NY GO1	5.000	06/15/2024		06/15/2017	A	93,265
75,000	Livonia, NY GO1	5.000	06/15/2025		06/15/2017	A	77,285
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016		11/01/2010	A	35,297
235,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2015		01/18/2013	C	234,878
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022		06/01/2016	A	2,087,034
20 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$2,260,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.500%	02/01/2016		02/01/2013	A	$2,293,606
60,000	Monroe County, NY Airport Authority (Greater Rochester International)[1]	5.750	01/01/2012		01/01/2012		62,886
5,000	Monroe County, NY GO1	5.000	06/01/2017		12/01/2010	A	5,007
105,000	Monroe County, NY GO1	5.350	03/01/2012		09/01/2010	A	105,374
25,000	Monroe County, NY GO1	5.750	06/01/2015		12/01/2010	A	25,060
770,000	Monroe County, NY IDA (Canal Ponds)[1]	7.000	06/15/2013	[2]	12/15/2010	A	782,405
580,000	Monroe County, NY IDA (Highland Hospital of Rochester)[1]	5.000	08/01/2012		08/01/2012		613,205
1,225,000	Monroe County, NY IDA (Nazareth College of Rochester)[1]	5.250	10/01/2021		10/01/2012	A	1,256,127
835,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020		02/01/2012	A	844,494
45,000	Monroe County, NY IDA (St. John Fisher College)	5.200	06/01/2019		06/01/2013	A	45,252
245,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000	07/01/2016		10/26/2012	C	214,909
1,425,000	Monroe County, NY IDA (West End Business Center)[1]	5.125	12/01/2014		05/29/2011	C	1,288,856
30,000	Monroe County, NY Water Authority	5.250	08/01/2011		08/15/2010	A	30,116
145,000	Monroe, NY Newpower Corp.[1]	4.500	01/01/2011		10/01/2010	C	145,015
155,000	Monroe, NY Newpower Corp.[1]	4.700	01/01/2012		10/01/2011	C	155,781
410,000	Monroe, NY Newpower Corp.[1]	4.800	01/01/2013		10/01/2012	C	414,641
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024		07/01/2011	A	7,844,226
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023		12/01/2015	A	287,258
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023		12/01/2015	A	991,322
4,105,000	Mount Vernon, NY IDA (Section 8), Series A1	5.250	12/01/2014	[2]	12/01/2010	A	4,210,375
50,000	Municipal Assistance Corp. for Troy, NY1	5.000	01/15/2016		07/15/2010	A	50,158
335,000	Municipal Assistance Corp. for Troy, NY	5.200	01/15/2017		01/15/2011	A	337,827
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022		09/14/2016	C	274,644
520,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019		04/02/2017	C	490,480
365,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	10/01/2016		09/16/2013	B	370,446
360,000	Nassau County, NY IDA (ALIA-ACLD)[1]	5.750	09/01/2011		09/01/2011		361,228
540,000	Nassau County, NY IDA (ALIA-CMA)[1]	7.000	10/01/2016		09/07/2013	B	548,057
420,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	10/01/2016		09/06/2013	B	426,266
90,000	Nassau County, NY IDA (ALIA-FREE)	7.000	10/01/2016		09/25/2013	B	91,343
380,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	10/01/2016		09/09/2013	B	385,670
1,900,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022		09/14/2016	C	1,739,412
1,475,000	Nassau County, NY IDA (CSMR)[1]	6.000	12/01/2019		12/27/2016	C	1,391,264
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950	11/01/2022		08/23/2016	C	183,096
625,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	6.000	12/01/2019		11/17/2016	C	589,288
21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$275,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000%	11/01/2017		08/21/2013	C	$263,799
10,000,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[3]	5.250	06/01/2027		06/01/2013	C	10,104,500
220,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022		09/04/2016	C	201,406
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021		03/01/2020	A	519,995
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022		09/23/2016	C	465,890
105,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.000	11/01/2017		08/08/2013	C	100,723
430,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019		12/23/2016	C	405,430
120,000	Nassau County, NY IDA, Series C	6.000	12/01/2019		12/22/2016	C	113,143
21,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250	06/01/2026		12/03/2017	C	19,684,560
165,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/22/2011	B	182,417
105,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		07/26/2011	B	115,830
110,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	121,490
110,000	Nassau, NY IDA (EBS North Hills LLC)	7.000	11/01/2013		06/24/2011	B	121,490
6,075,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019		07/01/2011	A	6,149,358
1,130,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	[2]	08/01/2010	A	1,132,091
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032		08/01/2010	A	2,536,014
150,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550	11/15/2024		11/15/2015	D	151,220
12,925,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)[1]	5.500	11/01/2035		01/03/2025	C	10,180,506
1,040,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018		04/03/2016	C	989,082
7,750,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.450	11/15/2025		11/15/2012	D	7,958,630
9,510,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550	11/15/2024		02/01/2015	A	9,766,104
12,450,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625	11/15/2024		11/15/2014	D	12,784,905
175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2019		05/15/2011	C	168,917
90,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.500	05/15/2020		05/15/2011	A	88,515
1,175,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.875	05/15/2022		05/15/2011	A	1,175,447
1,105,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2034		05/15/2011	A	1,069,673
945,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250	05/15/2040		06/04/2028	C	899,640
22 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$11,995,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.750%	05/15/2029	[2]	05/15/2011	A	$12,026,427
20,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	5.750	05/15/2021		05/15/2011	A	20,004
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500	07/15/2034		07/15/2015	A	1,013,570
115,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000	04/01/2013		10/01/2010	A	115,214
9,080,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625	04/01/2029	[2]	04/01/2011	A	9,096,707
20,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2012		10/01/2010	A	20,161
210,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.750	04/01/2019		04/01/2011	A	211,294
1,205,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022		05/08/2017	C	1,205,012
25,000	North Hempstead, NY GO1	5.375	05/15/2016		11/15/2010	A	25,422
835,000	NY Capital District Youth Center[1]	6.000	02/01/2017		08/01/2010	A	837,163
600,000	NY Carnegie Redevel. Corp.	6.500	09/01/2011		11/17/2010	C	582,528
65,000	NY Counties Tobacco Trust I1	5.875	06/01/2014		06/01/2011	A	65,040
4,670,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	[2]	12/01/2010	A	4,689,521
4,360,000	NY Counties Tobacco Trust I	6.500	06/01/2035		06/01/2011	A	4,327,780
3,295,000	NY Counties Tobacco Trust I	6.625	06/01/2042	[2]	06/01/2011	A	3,290,420
14,160,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025		12/17/2011	C	13,442,938
150,000	NY Counties Tobacco Trust II (TASC)	5.500	06/01/2011		06/01/2011		149,747
865,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035		06/04/2018	C	762,022
1,055,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2013		06/01/2012	A	1,055,865
1,925,000	NY Counties Tobacco Trust II (TASC)	5.750	06/01/2014		06/01/2012	A	1,920,823
750,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043		09/02/2025	C	661,583
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015		06/01/2012	A	2,124,388
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016		06/01/2012	A	2,330,652
3,010,000	NY Counties Tobacco Trust III	5.000	06/01/2027		12/01/2010	B	3,009,880
4,980,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033		09/26/2012	C	4,777,912
16,575,000	NY Counties Tobacco Trust III[1]	6.000	06/01/2043		04/03/2018	C	15,172,589
3,095,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021		03/14/2012	C	3,007,133
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026		05/18/2014	C	4,039,479
38,400,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250	06/01/2041		08/03/2019	C	36,684,672
500,000	NY Grand Central BID (Grand Central District Management)[1]	5.000	01/01/2022		01/01/2014	A	534,355
25,000	NY MTA Commuter Facilities (Grand Central Terminal)[1]	5.400	07/01/2011		10/01/2010	A	25,076
85,000	NY MTA Commuter Facilities (Grand Central Terminal)	5.500	07/01/2012		10/01/2010	A	85,249
25,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	[2]	10/01/2010	A	26,128
5,000	NY MTA Commuter Facilities, Series B1	5.000	07/01/2017		07/01/2010	A	5,018
23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$50,000	NY MTA Commuter Facilities, Series B1	5.125%	07/01/2024		10/01/2010	A	$50,148
5,000	NY MTA Commuter Facilities, Series D1	5.000	07/01/2016		10/01/2010	A	5,195
20,250,000	NY MTA Service Contract, Series A1	5.125	01/01/2029		07/01/2012	A	20,582,910
35,460,000	NY MTA Service Contract, Series A1	5.750	07/01/2031		07/01/2012	A	37,469,518
33,290,000	NY MTA Service Contract, Series B1	5.250	01/01/2031		07/01/2012	A	33,993,085
300,000	NY MTA, Series 2008C1	6.250	11/15/2023		11/15/2018	A	352,239
53,800,000	NY MTA, Series A1	5.000	11/15/2025		11/15/2012	A	55,213,864
270,000	NY MTA, Series A1	5.000	11/15/2030		11/15/2012	A	278,208
320,000	NY MTA, Series A1	5.000	11/15/2030		11/15/2012	A	327,626
4,180,000	NY MTA, Series A1	5.125	11/15/2021		11/15/2012	A	4,382,981
9,255,000	NY MTA, Series A1	5.125	11/15/2031		11/15/2012	A	9,572,261
34,000,000	NY MTA, Series A1	5.250	01/01/2023		07/01/2012	A	35,543,600
225,000	NY MTA, Series A1	5.250	11/15/2031		11/15/2012	A	229,766
50,000	NY MTA, Series A1	5.625	01/01/2012		01/01/2011	A	50,672
16,500,000	NY MTA, Series B3	5.250	11/15/2025		11/15/2013	A	17,463,765
50,000	NY MTA, Series E1	5.500	11/15/2021		11/15/2012	A	53,481
45,000	NY New Hartford-Sunset Wood Funding Corp.[1]	5.950	08/01/2027		08/01/2010	A	45,043
4,050,000	NY Newark-Wayne Community Hospital[1]	5.875	01/15/2033		07/15/2010	A	4,127,234
1,080,000	NY Newark-Wayne Community Hospital[1]	7.600	09/01/2015		09/01/2010	A	1,080,248
50,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.300	02/01/2021		03/11/2019	C	50,046
3,895,000	NY Oneida Healthcare Corp. (Oneida Health Systems)[1]	5.500	02/01/2016	[2]	02/01/2013	A	3,959,229
5,000,000	NY Seneca Nation Indians Capital Improvements[1]	5.250	12/01/2016		06/14/2015	C	4,582,450
500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2020		06/01/2013	A	532,220
2,220,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.250	06/01/2021		06/01/2013	A	2,362,280
130,000	NY Tobacco Settlement Financing Corp. (TASC)	5.500	06/01/2014		12/01/2010	A	130,464
3,685,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2015		12/01/2010	A	3,698,155
11,900,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2016		12/01/2010	A	11,938,437
5,020,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2017		06/01/2011	A	5,201,925
21,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2018		06/01/2012	A	22,329,090
20,500,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2019		06/01/2013	A	22,359,145
11,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2020		06/01/2013	A	11,992,090
18,395,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.500	06/01/2021		06/01/2013	A	19,950,849
40,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	01/01/2024		10/01/2010	A	40,114
163,785,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022		10/09/2011	B	158,676,546
91,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2026		06/28/2016	C	82,965,610
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034		04/20/2020	C	11,610,993
430,000	NY TSASC, Inc. (TFABs)[1]	5.250	07/15/2011		07/15/2011		452,730
180,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022		05/20/2015	A	189,272
24 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$10,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[3]	7.250%	11/01/2042		05/01/2012	A	$10,010,200
5,000	NYC GO	5.000	08/01/2015		08/01/2010	A	5,018
425,000	NYC GO1	5.000	08/01/2020		08/01/2014	A	459,761
5,000	NYC GO1	5.000	08/01/2022		02/01/2011	A	5,040
500,000	NYC GO1	5.000	08/01/2022		08/01/2015	A	540,775
5,000	NYC GO1	5.000	08/01/2022		08/01/2010	A	5,016
40,000	NYC GO1	5.000	09/15/2022		09/15/2013	A	42,244
29,000,000	NYC GO4	5.000	06/01/2023		06/01/2015	A	31,095,540
615,000	NYC GO1	5.000	08/01/2023		08/01/2015	A	659,870
8,065,000	NYC GO1	5.000	08/01/2023		08/01/2019	A	8,906,825
10,000,000	NYC GO4	5.000	08/15/2023		02/15/2013	A	10,635,918
4,945,000	NYC GO1	5.000	09/01/2023		09/01/2015	A	5,307,518
11,340,000	NYC GO4	5.000	12/01/2023		02/15/2013	A	12,073,585
21,015,000	NYC GO1	5.000	08/01/2024		08/01/2016	A	22,500,340
3,650,000	NYC GO1	5.000	12/01/2024		12/01/2014	A	3,862,467
10,000	NYC GO1	5.000	03/15/2029		03/15/2011	A	10,057
10,000	NYC GO1	5.000	03/15/2029		03/15/2011	A	10,057
1,000,000	NYC GO1	5.000	10/15/2029		10/15/2013	A	1,028,320
10,000,000	NYC GO4	5.000	04/01/2030		04/01/2015	A	10,438,794
5,000	NYC GO1	5.125	08/01/2011		08/01/2010	A	5,019
15,000	NYC GO	5.125	08/01/2018		08/01/2010	A	15,050
2,860,000	NYC GO1	5.125	08/01/2022		08/01/2010	A	2,869,123
5,000	NYC GO1	5.125	03/15/2025		03/15/2012	A	5,231
5,000	NYC GO1	5.125	08/01/2025		08/01/2010	A	5,017
10,000	NYC GO1	5.125	08/01/2025		08/01/2010	A	10,033
15,000	NYC GO1	5.125	08/01/2025		08/01/2010	A	15,050
35,000	NYC GO	5.250	08/01/2011		08/01/2010	A	35,141
25,000	NYC GO1	5.250	05/01/2012		11/01/2010	A	25,392
5,000	NYC GO	5.250	08/01/2012		08/01/2010	A	5,018
5,000	NYC GO	5.250	08/01/2014		08/01/2010	A	5,018
5,000	NYC GO	5.250	08/01/2015		08/01/2010	A	5,018
10,000	NYC GO1	5.250	05/01/2021		11/01/2010	A	10,140
5,000	NYC GO1	5.250	11/15/2021	[2]	11/15/2010	A	5,018
5,000	NYC GO1	5.250	01/15/2023		01/15/2013	A	5,581
20,000	NYC GO1	5.250	01/15/2023		01/15/2013	A	21,351
1,000,000	NYC GO1	5.250	08/15/2024		08/15/2014	A	1,080,000
140,000	NYC GO1	5.250	06/01/2027		06/01/2012	A	146,110
220,000	NYC GO1	5.250	01/15/2028		01/15/2013	A	231,737
180,000	NYC GO1	5.250	01/15/2033		01/15/2013	A	184,595
5,000	NYC GO1	5.300	08/01/2024		08/01/2010	A	5,017
25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$70,000	NYC GO1	5.300%	01/15/2026		01/15/2013	A	$73,819
5,000	NYC GO	5.375	08/01/2015		08/01/2010	A	5,019
40,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	40,577
10,000	NYC GO1	5.375	08/01/2017		08/01/2010	A	10,140
50,000	NYC GO1	5.375	03/01/2027		03/01/2013	A	52,946
5,000	NYC GO1	5.375	08/01/2027		08/01/2010	A	5,013
10,000,000	NYC GO4	5.500	04/01/2022		04/01/2019	A	11,510,750
95,000	NYC GO1	5.500	08/01/2022		08/01/2010	A	95,341
70,000	NYC GO1	5.500	08/01/2022		08/01/2010	A	70,251
810,000	NYC GO1	5.500	06/01/2023		06/01/2013	A	879,417
1,480,000	NYC GO1	5.500	05/15/2024	[2]	05/15/2012	A	1,500,098
20,000	NYC GO1	5.500	02/15/2026		08/15/2010	A	20,052
50,000	NYC GO1	5.500	02/15/2026		08/15/2010	A	50,130
850,000	NYC GO1	5.500	06/01/2028		06/01/2012	A	891,030
90,000	NYC GO1	5.500	11/15/2037		11/15/2010	A	90,246
15,000	NYC GO1	5.600	12/01/2010		12/01/2010		15,327
30,000	NYC GO1	5.600	12/01/2013		12/01/2010	A	30,603
95,000	NYC GO	5.625	10/01/2020		10/01/2010	A	95,365
220,000	NYC GO	5.700	08/15/2010		08/15/2010		221,003
10,000	NYC GO	5.750	05/15/2012		11/15/2010	A	10,043
10,000	NYC GO	5.750	05/15/2012		11/15/2010	A	10,042
570,000	NYC GO1	5.750	03/01/2018		03/01/2013	A	627,057
500,000	NYC GO1	5.750	08/01/2018		08/01/2012	A	542,365
310,000	NYC GO1	5.750	08/01/2018		08/01/2012	A	336,266
20,000	NYC GO	5.875	08/01/2015		08/01/2010	A	20,086
4,155,000	NYC GO1	5.875	06/01/2019		06/01/2012	A	4,499,533
5,450,000	NYC GO1	5.875	08/01/2019		08/01/2012	A	5,925,676
60,000	NYC GO	6.000	05/15/2011		11/15/2010	A	60,269
5,000	NYC GO	6.000	02/01/2012		08/01/2010	A	5,022
5,000	NYC GO	6.000	08/01/2017		08/01/2010	A	5,022
10,000	NYC GO	6.000	05/15/2018		11/15/2010	A	10,142
5,000	NYC GO1	6.000	02/01/2022		08/01/2010	A	5,022
15,000	NYC GO1	6.000	05/15/2022		11/15/2010	A	15,210
35,000	NYC GO1	6.000	02/15/2024		08/01/2010	A	35,141
590,000	NYC GO	6.350	05/15/2014		11/15/2010	A	592,820
1,020,000	NYC GO	6.500	05/15/2017		11/15/2010	A	1,034,943
5,000	NYC GO1	7.000	12/01/2010		12/01/2010		5,131
5,000	NYC GO1	7.000	02/01/2011		08/01/2010	A	5,028
80,000	NYC GO1	7.000	02/01/2012		08/01/2010	A	80,440
5,000	NYC GO	7.000	02/01/2018		08/01/2010	A	5,025
45,000	NYC GO1	7.750	08/15/2027		08/15/2010	A	45,293
26 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$255,699	NYC HDC (Bay Towers)[1]	6.500%	08/15/2017		07/15/2010	A	$256,282
2,911,889	NYC HDC (East Midtown Plaza)	6.500	11/15/2018		07/15/2010	A	2,921,935
29,177	NYC HDC (Essex Terrace)	6.500	07/15/2018		07/15/2018		29,277
1,094,791	NYC HDC (Keith Plaza)	6.500	02/15/2018		07/15/2010	A	1,098,568
229,471	NYC HDC (Kingsbridge Arms)[1]	6.500	08/15/2017		07/15/2010	A	230,015
565,000	NYC HDC (Multifamily Hsg.)[1]	5.050	11/01/2023		11/01/2012	A	570,797
515,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027		05/01/2017	A	524,481
385,000	NYC HDC (Multifamily Hsg.)[1]	5.600	11/01/2019		11/01/2010	A	386,571
900,000	NYC HDC (Multifamily Hsg.), Series A1	5.375	11/01/2023		05/01/2012	A	912,087
255,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036		11/01/2010	A	255,875
50,000	NYC HDC (The Animal Medical Center)[1]	5.500	12/01/2033		12/01/2010	A	50,072
112,332	NYC HDC (Trinity)	6.500	11/15/2018		07/15/2010	A	118,288
185,000	NYC HDC, Series A1	5.000	07/01/2010		07/01/2010		185,024
13,000,000	NYC HDC, Series A1	5.000	07/01/2025		07/01/2015	A	13,602,160
2,215,000	NYC HDC, Series C1	5.000	11/01/2026		11/01/2015	A	2,240,694
23,585,000	NYC Health & Hospital Corp.[1]	5.000	02/15/2020		08/15/2010	A	23,656,227
60,000	NYC Health & Hospital Corp.[1]	5.125	02/15/2014		02/15/2011	A	60,159
27,750,000	NYC Health & Hospital Corp.	5.250	02/15/2017	[2]	08/15/2010	A	27,823,538
100,000	NYC Health & Hospital Corp.[1]	5.375	02/15/2026		02/15/2012	A	102,870
9,400,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028		09/16/2023	C	8,385,364
8,150,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2015		03/09/2013	C	7,912,509
1,840,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	02/15/2013		12/10/2010	C	1,875,402
515,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013		06/28/2011	C	527,504
245,000	NYC IDA (Beth Abraham Health Services)[1]	6.000	11/15/2013		10/04/2010	C	250,949
645,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2016		11/22/2012	C	630,597
4,450,000	NYC IDA (Calhoun School)[1]	6.250	12/01/2017		12/06/2013	C	4,325,934
500,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016		03/25/2013	C	491,135
7,015,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018		09/21/2014	C	6,700,097
615,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015		11/01/2014	A	623,020
470,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015		11/01/2014	A	476,129
2,280,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018		12/04/2014	C	2,146,232
2,385,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018		12/04/2014	C	2,241,852
2,485,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019		12/03/2015	C	2,300,936
595,000	NYC IDA (Family Support Systems)	6.500	11/01/2014		02/02/2012	C	508,314
740,000	NYC IDA (Global Country World Peace)[1]	6.250	11/01/2015		01/19/2013	C	655,499
695,000	NYC IDA (Global Country World Peace)[1]	6.250	11/01/2025		12/20/2012	C	615,638
870,000	NYC IDA (Gourmet Boutique)[1]	5.250	05/01/2013		08/21/2010	C	797,303
1,465,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016		12/29/2012	C	1,363,563
500,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020		05/04/2015	C	475,665
16,350,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012		08/01/2012		16,604,733
27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$21,875,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250%	03/01/2015	03/01/2012	A	$21,887,250
5,000,000	NYC IDA (Liberty-7 World Trade Center)	6.500	03/01/2035	09/13/2027	C	4,992,700
2,030,000	NYC IDA (Lycee Francais De New York)[1]	5.375	06/01/2023	12/01/2012	A	2,079,288
2,355,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2013	12/01/2012	A	2,544,789
730,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2015	12/01/2012	A	775,603
2,880,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2016	12/01/2012	A	3,037,968
2,000,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2017	12/01/2012	A	2,091,020
3,210,000	NYC IDA (Lycee Francais De New York)[1]	5.500	06/01/2018	12/01/2012	A	3,340,936
650,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	12/24/2012	C	604,663
3,490,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	03/18/2013	C	3,288,557
1,860,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	10/05/2014	C	1,716,241
380,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	09/13/2014	C	350,630
250,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	09/01/2012	A	254,625
1,270,000	NYC IDA (Metro Biofuels)[1]	5.500	11/01/2013	12/12/2011	C	1,190,587
1,700,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	03/14/2018	C	1,649,612
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	11/01/2010	A	4,605,449
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	10/01/2010	A	5,878,783
250,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2025	01/01/2025		237,860
1,020,000	NYC IDA (Reece School)[1]	6.500	12/01/2017	12/14/2013	C	1,000,508
325,000	NYC IDA (Rockefeller Foundation)	5.375	07/01/2023	10/01/2010	A	326,164
3,080,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	06/01/2019	C	3,000,536
1,000,000	NYC IDA (Royal Charter NY Presbyterian)[1]	5.750	12/15/2029	12/15/2011	A	1,067,030
4,375,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	11/01/2011	A	4,458,125
500,000	NYC IDA (Services for the Underserved/ Young Adult Institute Obligated Group)[1]	4.350	07/01/2011	07/01/2011		495,175
500,000	NYC IDA (Showman Fabricators)[1]	7.125	11/01/2013	03/24/2011	C	474,295
75,000	NYC IDA (Special Needs Facilities Pooled Program)	4.150	07/01/2014	04/08/2012	C	73,742
200,000	NYC IDA (Special Needs Facilities Pooled Program)	5.800	07/01/2023	10/12/2021	C	180,060
955,000	NYC IDA (Stallion)[1]	5.000	11/01/2016	11/03/2013	C	816,229
480,000	NYC IDA (Stallion)[1]	5.500	11/01/2017	11/01/2017		419,539
1,170,000	NYC IDA (Studio School)[1]	6.250	11/01/2018	11/12/2016	C	1,131,519
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2017	01/01/2016	D	9,093,248
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2018	01/01/2016	D	12,467,027
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2019	01/01/2016	D	15,289,450
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2020	01/01/2016	D	15,845,348
9,750,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	01/01/2016	D	10,062,390
28 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

New York Continued
$48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500%		01/01/2024		01/01/2016	D	$49,833,130
840,000	NYC IDA (The Child School)[1]	7.000		06/01/2013		12/26/2010	C	858,446
7,285,000	NYC IDA (Unicef)[1]	5.050		11/01/2018		09/30/2014	C	6,833,476
1,000,000	NYC IDA (United Nations School)[1]	6.350		12/01/2015		12/01/2010	A	1,003,020
1,000,000	NYC IDA (Urban Resource Institute)[1]	5.250		03/01/2023		03/01/2013	A	1,037,270
645,000	NYC IDA (Urban Resource Institute)[1]	6.500		11/01/2013		04/09/2011	C	634,725
830,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016		09/15/2013	C	799,091
2,525,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000		12/01/2016		10/21/2012	C	2,430,969
5,100,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016		07/01/2010	A	5,105,304
765,000	NYC IDA (Vocational Instruction)	7.250	[5]	02/01/2013		10/21/2010	C	621,295
4,880,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017		10/02/2013	C	4,501,800
5,055,000	NYC IDA (YMCA of Greater New York)[1]	5.250		08/01/2021		02/01/2011	A	5,081,438
5,905,000	NYC IDA (YMCA of Greater New York)[1]	5.800		08/01/2016	[2]	10/01/2010	A	5,916,042
200,000	NYC IDA (Zeluck, Inc.)[1]	6.250		11/01/2011		11/01/2011		200,184
57,700,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2026		06/15/2011	A	59,212,317
44,840,000	NYC Municipal Water Finance Authority[1]	5.125		06/15/2032		06/15/2011	A	46,067,719
50,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2013	[2]	06/15/2011	A	53,280
33,745,000	NYC Transitional Finance Authority[1]	5.000		08/01/2028		08/01/2013	A	34,902,791
150,000	NYC Transitional Finance Authority[1]	5.375		01/15/2030		01/15/2019	A	162,762
3,880,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.000		07/01/2022		03/01/2020	C	2,146,571
2,720,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125		07/01/2030		04/03/2027	C	1,505,085
250,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.125		07/01/2031		07/01/2012	A	257,143
2,435,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.500		01/01/2021		10/01/2010	A	2,496,411
250,000	NYS DA (Augustana Lutheran Home)[1]	5.500		02/01/2041	[2]	02/01/2013	A	259,180
25,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.200		02/15/2016		08/15/2010	A	25,049
65,000	NYS DA (Brookdale Hospital Medical Center)[1]	5.300		02/15/2017		08/15/2010	A	65,117
110,000	NYS DA (Brooklyn Hospital Center)[1]	5.100		02/01/2019		02/01/2011	A	110,644
30,000	NYS DA (Buena Vida Nursing Home)[1]	5.000		07/01/2018		07/01/2010	A	30,044
75,000	NYS DA (Canisius College)[1]	5.000		07/01/2019		07/01/2015	A	75,296
1,300,000	NYS DA (Canisius College)[1]	5.000		07/01/2022		07/01/2022		1,266,252
50,000	NYS DA (Carmel Richmond Nursing Home)[1]	5.000		07/01/2018		07/01/2010	A	50,322
1,120,000	NYS DA (Catskill Regional Medical Center)	5.250		02/15/2023		02/15/2015	A	1,170,254
1,350,000	NYS DA (Chapel Oaks)[1]	5.375		07/01/2017	[2]	10/01/2010	A	1,354,820
3,290,000	NYS DA (Chapel Oaks)[1]	5.450		07/01/2026		07/01/2010	A	3,293,553
65,000	NYS DA (City University)[1]	5.000		07/01/2026		07/01/2010	A	65,023
145,000	NYS DA (City University)[1]	5.250		07/01/2025		07/01/2010	A	145,465
10,000,000	NYS DA (City University)[1]	5.250		07/01/2025		10/01/2010	A	10,031,200
20,000	NYS DA (Culinary Institute of America)[1]	5.000		07/01/2022		07/01/2011	A	20,102
29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$25,000	NYS DA (D’Youville College)	4.700%	07/01/2012		07/01/2011	A	$26,032
145,000	NYS DA (D’Youville College)	5.250	07/01/2025		07/01/2013	A	145,718
350,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2021		07/01/2014	A	367,780
60,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2024		07/01/2010	A	60,045
35,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2028		07/01/2010	A	35,069
880,000	NYS DA (Dept. of Health)[1]	5.250	07/01/2023		07/01/2014	A	928,638
1,345,000	NYS DA (Dept. of Health)[1]	5.500	07/01/2021		10/01/2010	A	1,349,761
2,525,000	NYS DA (Ellis Hospital)[1]	5.050	08/15/2024		08/15/2014	A	2,610,219
120,000	NYS DA (Ellis Hospital)[1]	5.500	08/01/2015		08/01/2010	A	120,251
150,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025		08/01/2010	A	150,102
175,000	NYS DA (Ellis Hospital)[1]	5.625	08/01/2035	[2]	08/01/2010	A	175,061
50,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)	5.500	07/01/2010	[2]	07/01/2010		50,006
785,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)	5.750	07/01/2017		10/01/2010	A	787,331
30,000	NYS DA (Fordham University)[1]	5.000	07/01/2028		07/01/2010	A	30,013
3,835,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2017	[2]	10/01/2010	A	3,837,569
10,125,000	NYS DA (Frances Schervier Home & Hospital Obligated Group)[1]	5.500	07/01/2027	[2]	10/01/2010	A	10,135,733
35,000	NYS DA (German Masonic Home)[1]	5.950	08/01/2026	[2]	08/01/2010	A	35,033
165,000	NYS DA (German Masonic Home)[1]	6.000	08/01/2036		08/01/2010	A	165,122
15,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018		07/01/2010	A	15,120
1,000,000	NYS DA (GSHMC/CHSLI Obligated Group)[1]	5.750	07/01/2014		10/01/2010	A	1,007,320
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)[1]	5.000	11/15/2019		11/15/2011	A	1,038,080
10,565,000	NYS DA (Hospital)[1]	6.450	08/15/2024		08/15/2012	A	11,110,048
1,935,000	NYS DA (Hunts Point Multi-Service Center)[1]	5.625	07/01/2022		07/01/2010	A	1,937,632
35,000	NYS DA (John T. Mather Memorial Hospital)	5.250	07/01/2015		10/01/2010	A	35,028
170,000	NYS DA (John T. Mather Memorial Hospital)	5.375	07/01/2019		07/01/2010	A	170,007
1,645,000	NYS DA (John T. Mather Memorial Hospital)[1]	5.750	07/01/2025		02/27/2023	C	1,614,239
15,210,000	NYS DA (Kaleida Health)[1]	5.050	02/15/2025		02/15/2014	A	15,648,504
965,000	NYS DA (L.I. University)[1]	5.125	09/01/2010		09/01/2010		970,858
1,015,000	NYS DA (L.I. University)[1]	5.250	09/01/2028		09/01/2011	A	1,015,264
40,000	NYS DA (La Salle School)[1]	5.000	07/01/2018		07/01/2010	A	40,104
660,000	NYS DA (Le Moyne College)[1]	5.000	07/01/2018		10/01/2010	A	661,729
1,100,000	NYS DA (Leake & Watts Services)[1]	5.000	07/01/2023		07/01/2014	A	1,136,619
10,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2016		07/01/2011	A	10,168
2,000,000	NYS DA (Lenox Hill Hospital Obligated Group)[1]	5.750	07/01/2017		07/01/2012	A	2,031,680
100,000	NYS DA (Manhattan College)	5.500	07/01/2019		07/01/2013	A	101,916
75,000	NYS DA (March of Dimes)	5.600	07/01/2012		10/01/2010	A	75,236
615,000	NYS DA (Master BOCES Program)[1]	5.250	08/15/2023		08/15/2013	A	641,162
30 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$15,000	NYS DA (Memorial Hospital of William F. & Gertrude F. Jones)[1]	5.250%	08/01/2025		02/01/2011	A	$15,089
225,000	NYS DA (Menorah Campus)[1]	6.100	02/01/2037		08/01/2010	A	234,558
30,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2023		08/15/2010	A	30,030
5,000	NYS DA (Mental Health Services Facilities)	5.250	08/15/2013		08/15/2010	A	5,024
225,000	NYS DA (Mental Health Services Facilities)[1]	5.250	02/15/2023		02/15/2014	A	234,995
850,000	NYS DA (Millard Fillmore Hospital)[1]	5.375	02/01/2017		08/01/2010	A	851,088
5,410,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2019	[2]	07/01/2012	A	5,554,663
200,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2028		02/01/2015	A	201,948
75,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2015		10/01/2010	A	75,119
80,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2016		07/01/2010	A	80,094
1,125,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2021		10/01/2010	A	1,125,461
25,000	NYS DA (MSH/NYU Hospital Center/ HJDOI Obligated Group)[1]	6.000	07/01/2011		07/01/2010	A	25,298
40,000	NYS DA (MSH/NYU Hospital Center/ HJDOI Obligated Group)[1]	6.000	07/01/2013		07/01/2011	A	40,476
34,875,000	NYS DA (MSH/NYU Hospital Center/ HJDOI Obligated Group)[1]	6.500	07/01/2025		07/01/2011	A	35,295,941
7,710,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2015		07/01/2010	A	7,803,060
9,105,000	NYS DA (Mt. Sinai Hospital)[1]	6.500	07/01/2016		07/01/2010	A	9,214,897
35,000	NYS DA (Mt. Sinai Hospital)[1]	6.625	07/01/2018		07/01/2011	A	35,424
3,665,000	NYS DA (Mt. Sinai Hospital)[1]	6.625	07/01/2019		07/01/2011	A	3,709,420
295,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.000	07/01/2010		07/01/2010		295,038
200,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.100	07/01/2012		07/01/2010	A	202,388
7,205,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.500	07/01/2017		07/01/2010	A	7,291,964
6,400,000	NYS DA (Mt. Sinai/NYU Health)[1]	6.750	07/01/2020		07/01/2011	A	6,477,824
35,000	NYS DA (Municipal Health Facilities)	5.500	05/15/2016		11/15/2010	A	35,098
400,000	NYS DA (Municipal Health Facilities)	5.500	05/15/2017		11/15/2010	A	401,328
360,000	NYS DA (Municipal Health Facilities)[1]	5.500	05/15/2024		11/15/2010	A	360,587
10,000	NYS DA (New York & Presbyterian Hospital)[1]	5.000	02/01/2019		08/01/2010	A	10,090
255,000	NYS DA (New York & Presbyterian Hospital)[1]	5.000	08/01/2032		08/01/2010	A	255,087
50,000	NYS DA (New York Downtown Hospital)[1]	5.100	02/15/2012		08/15/2010	A	50,165
30,000	NYS DA (New York Downtown Hospital)[1]	5.300	02/15/2020		08/15/2010	A	30,036
20,000	NYS DA (New York Hospital Medical Center of Queens)[1]	5.450	08/15/2019		08/15/2011	A	20,235
100,000	NYS DA (New York Medical College)[1]	5.000	07/01/2021		07/01/2010	A	100,309
1,000,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2024		07/01/2014	A	1,006,450
4,200,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019		02/15/2013	A	4,465,566
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020		02/15/2013	A	3,965,775
35,000	NYS DA (North Shore University Hospital)[1]	5.000	11/01/2023		11/01/2010	A	35,048
980,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018		10/01/2010	A	985,361
31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$5,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.000%	11/01/2023		11/01/2010	A	$5,007
10,485,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.200	11/01/2017		11/01/2010	A	10,534,384
200,000	NYS DA (NSUH/NSUHGC/NSUHPL Obligated Group)[1]	5.250	11/01/2019		11/01/2010	A	200,702
1,400,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024		07/01/2017	A	1,449,714
14,170,000	NYS DA (NYU)[4]	5.250	07/01/2027		07/01/2019	A	15,712,830
2,000,000	NYS DA (Park Ridge Hsg.)[1]	6.375	08/01/2020	[2]	08/01/2010	A	2,023,680
1,595,000	NYS DA (Park Ridge Hsg.)[1]	6.500	08/01/2025	[2]	08/01/2010	A	1,614,746
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021		07/12/2020	C	3,003,763
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030		08/06/2028	C	894,325
155,000	NYS DA (Resurrection Rest Home Castleton on Hudson)[1]	6.050	08/01/2035	[2]	08/01/2010	A	155,109
8,730,000	NYS DA (Rochester General Hospital)[1]	5.000	12/01/2025		10/25/2021	C	8,342,650
50,000	NYS DA (Rochester Institute of Technology)[1]	5.250	07/01/2025		07/01/2012	A	52,251
2,375,000	NYS DA (Rochester Institute of Technology)[1]	5.250	07/01/2032		07/01/2012	A	2,439,054
4,715,000	NYS DA (Ryan-Clinton Community Health Center)	6.100	07/01/2019	[2]	07/01/2010	A	4,780,067
21,000,000	NYS DA (School District Financing)[1]	5.375	10/01/2022		10/01/2012	A	22,411,410
5,000,000	NYS DA (School District Financing)[1]	5.750	10/01/2022	[2]	10/01/2012	A	5,397,600
6,180,000	NYS DA (School District Financing)[1]	5.750	10/01/2030	[2]	10/01/2012	A	6,552,098
205,000	NYS DA (SCHRC)[1]	5.500	07/01/2022		07/01/2011	A	206,152
3,460,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.700	07/01/2013		10/01/2010	A	3,486,296
3,820,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.750	07/01/2014		10/01/2010	A	3,847,962
1,370,000	NYS DA (SCHRC/CHSLI Obligated Group)[1]	5.800	07/01/2015		07/01/2011	A	1,379,700
10,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	5.750	07/01/2020		07/01/2011	A	10,112
20,860,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.000	07/01/2030	[2]	07/01/2011	A	21,079,864
15,000,000	NYS DA (SCSMC/SV/CHSLI Obligated Group)[1]	6.500	07/01/2020	[2]	07/01/2011	A	15,176,550
1,100,000	NYS DA (SFH)[1]	5.500	07/01/2029		07/01/2011	A	1,103,498
250,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.500	07/01/2022		07/01/2011	A	251,405
1,000,000	NYS DA (SFH/CHSLI Obligated Group)[1]	5.800	07/01/2015		10/01/2010	A	1,007,080
15,480,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2021		07/01/2014	A	15,845,947
35,000	NYS DA (Skidmore College)[1]	5.000	07/01/2028		07/01/2010	A	35,069
200,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2018		08/15/2010	A	200,200
170,000	NYS DA (Southside Hospital)[1]	5.000	02/15/2025		08/15/2010	A	170,022
135,000	NYS DA (Southside Hospital)[1]	5.200	02/15/2021		08/15/2010	A	135,096
30,000	NYS DA (Special Act School Districts)	5.700	07/01/2010		07/01/2010		30,004
10,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2011		10/01/2010	A	10,037
35,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019		07/01/2011	A	35,305
320,000	NYS DA (Special Act School Districts)	5.875	07/01/2013		10/01/2010	A	321,184
32 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$15,000	NYS DA (Special Act School Districts)	6.000%	07/01/2016		10/01/2010	A	$15,050
925,000	NYS DA (Special Act School Districts)[1]	6.000	07/01/2019		10/01/2010	A	928,645
2,500,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034		08/15/2019	A	2,782,725
4,000,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027		07/01/2012	A	4,016,200
2,905,000	NYS DA (St. Barnabas Hospital)[1]	5.350	08/01/2017		08/01/2010	A	2,908,660
35,000	NYS DA (St. John’s Health Care Corp.)	6.250	02/01/2036		08/01/2010	A	35,030
5,090,000	NYS DA (St. Joseph’s Hospital Health Center)[1]	5.250	07/01/2018	[2]	07/01/2010	A	5,092,698
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026		08/15/2017	A	4,030,579
100,910,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025		08/15/2015	A	101,487,205
5,915,000	NYS DA (St. Vincent DePaul Residence)[1]	5.300	07/01/2018	[2]	07/01/2010	A	5,922,512
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2030		03/15/2015	A	10,411,600
100,000	NYS DA (Staten Island University Hospital)[1]	5.000	07/01/2011		07/01/2010	A	100,140
20,000	NYS DA (Staten Island University Hospital)[1]	5.000	07/01/2017		01/22/2016	C	19,687
345,000	NYS DA (Suffern Free Library Assoc.)[1]	5.000	07/01/2020		07/01/2010	A	346,066
295,000	NYS DA (Suffern Free Library)[1]	5.000	07/01/2023		07/01/2010	A	295,799
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022		02/15/2014	A	2,971,631
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035		02/15/2019	A	268,940
100,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017		07/01/2010	A	100,349
1,880,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.400	02/01/2015		08/01/2010	A	1,883,704
170,000	NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island)[1]	5.700	02/01/2037		08/01/2010	A	170,049
2,145,000	NYS DA (United Cerebral Palsy Assoc. of Nassau County)[1]	5.500	07/01/2024		10/01/2010	A	2,147,574
1,450,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	[2]	07/01/2012	A	1,510,059
15,000	NYS DA (United Cerebral Palsy Assoc.)	5.375	07/01/2011		10/01/2010	A	15,059
5,000	NYS DA (Upstate Community Colleges)[1]	5.000	07/01/2028		07/01/2011	A	5,027
1,905,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2021		07/01/2014	A	2,049,018
1,165,000	NYS DA (Upstate Community Colleges)[1]	5.125	07/01/2022		07/01/2014	A	1,246,690
25,000	NYS DA (W.K. Nursing Home)[1]	5.950	02/01/2016	[2]	09/01/2010	A	25,057
35,000	NYS DA (W.K. Nursing Home)	6.050	02/01/2026		11/01/2010	A	35,036
2,500,000	NYS DA (Willow Towers)[1]	5.400	02/01/2034		08/01/2014	A	2,598,725
2,000,000	NYS DA (Winthrop University Hospital)[1]	5.500	07/01/2023		07/01/2013	A	2,037,320
285,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2013		08/15/2010	A	285,889
1,000,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.200	02/15/2014		08/15/2010	A	1,002,660
1,020,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		08/15/2010	A	1,021,102
26,165,000	NYS DA (Wyckoff Heights Medical Center)[1]	5.300	08/15/2021		08/15/2010	A	26,193,258
39,570,000	NYS DA, Series B4	6.650	08/15/2030		08/15/2012	A	41,585,018
1,000,000	NYS DA, Series B1	6.650	08/15/2030		08/15/2012	A	1,050,910
5,000	NYS EFC	5.600	09/15/2013		09/15/2010	A	5,020
1,000,000	NYS EFC	5.650	02/15/2017		08/15/2010	A	1,004,040
33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

New York Continued
$150,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.250%		11/15/2017		11/15/2010	A	$150,543
175,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.700		06/15/2012		06/15/2011	A	175,718
955,000	NYS EFC (L.I. Water Corp.)[1]	5.250		08/01/2027		08/01/2027		938,049
20,000	NYS EFC (NYC Municipal Water Finance Authority)	5.875		06/15/2014		06/15/2011	A	20,086
25,000	NYS EFC (NYS Water Services)	5.700		07/15/2012		08/01/2010	A	25,103
7,500,000	NYS EFC (NYS Water Services)[1]	5.950		01/15/2020		01/15/2013	A	7,781,250
1,705,000	NYS EFC (NYS Water Services)	6.875		06/15/2014	[2]	06/15/2011	A	1,713,900
160,000	NYS EFC (NYS Water Services)	7.500		06/15/2012	[2]	06/15/2011	A	160,960
500,000	NYS EFC (Pollution Control)	5.550		08/15/2014		08/15/2010	A	501,975
135,000	NYS EFC (Pollution Control)[1]	5.650		02/15/2018		02/15/2011	A	135,331
940,000	NYS EFC (Spring Valley Water Company)[1]	5.650		11/01/2023		11/01/2010	A	940,611
5,800,000	NYS EFC (Spring Valley Water Company)[1]	6.300		08/01/2024		08/01/2010	A	5,805,336
36,615,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021		10/01/2010	A	36,744,617
3,000,000	NYS ERDA (Brooklyn Union Gas Company)Linked SAVRS & RIBS[1]	6.368	[6]	04/01/2020		10/01/2010	A	3,057,360
80,000	NYS ERDA (Central Hudson Gas & Electric Co.)[1]	5.450		08/01/2027		08/01/2010	A	80,200
10,650,000	NYS ERDA (Con Ed)[1]	0.560	[6]	10/01/2036		10/01/2036		8,287,830
132,710,000	NYS ERDA (Con Ed)[1]	4.700		06/01/2036		10/01/2012	D	132,870,579
1,230,000	NYS ERDA (LILCO)	5.150		03/01/2016		09/01/2010	A	1,266,174
4,640,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016		09/01/2010	A	4,650,997
5,245,000	NYS ERDA (LILCO)	5.150		03/01/2016		09/01/2010	A	5,403,189
13,795,000	NYS ERDA (LILCO)[1]	5.150		03/01/2016		09/01/2010	A	13,825,763
20,495,000	NYS ERDA (LILCO)[1]	5.300		11/01/2023		03/01/2011	A	20,566,118
200,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024		03/01/2011	A	200,558
5,720,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	0.885	[6]	12/01/2026		12/01/2026		4,744,740
180,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150		11/01/2025		11/01/2010	A	180,479
5,000	NYS GO1	5.000		09/15/2017		09/15/2010	A	5,040
100,000	NYS GO1	5.250		10/01/2012		10/01/2010	A	100,382
15,000	NYS GO1	5.250		11/15/2017		11/15/2010	A	15,233
35,000	NYS GO1	5.250		05/01/2018		11/01/2010	A	35,488
5,000	NYS GO1	5.250		11/15/2021		11/15/2010	A	5,078
80,000	NYS GO	5.300		07/15/2015		07/15/2010	A	80,280
10,000	NYS GO	5.300		07/15/2017		07/15/2010	A	10,035
100,000	NYS GO	5.375		10/01/2011		10/01/2010	A	100,412
50,000	NYS GO1	5.500		07/15/2024		10/01/2012	A	50,169
495,000	NYS GO1	5.500		07/15/2024		07/25/2010	A	496,668
40,000	NYS GO1	6.600		12/01/2014		12/01/2010	A	40,971
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2027		11/01/2017	A	3,315,163
605,000	NYS HFA (Division Street)[1]	5.000		02/15/2026		02/15/2016	A	612,792
34 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$765,000	NYS HFA (Golden Age Apartments)[1]	5.000%	02/15/2037		03/01/2023	C	$760,494
20,000	NYS HFA (Hospital & Healthcare)[1]	5.000	11/01/2011		09/01/2010	A	20,053
9,635,000	NYS HFA (Hospital & Nursing Home)[1]	5.150	11/01/2016		11/01/2010	A	9,683,849
40,000	NYS HFA (Hospital & Nursing Home)	5.500	11/01/2012		11/01/2010	A	43,756
65,000	NYS HFA (Hospital & Nursing Home)	5.500	11/01/2013		11/01/2010	A	72,942
15,000	NYS HFA (Hospital & Nursing Home)	5.875	11/01/2010		11/01/2010		15,272
5,000	NYS HFA (Hospital & Nursing Home)	5.900	11/01/2010		11/01/2010		5,093
10,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2013		11/01/2010	A	11,613
35,000	NYS HFA (Hospital & Nursing Home)	6.000	11/01/2014		11/01/2010	A	41,931
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019		02/15/2011	A	25,131
55,000	NYS HFA (Meadow Manor)[1]	7.750	11/01/2019	[2]	11/01/2010	A	55,952
345,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022		08/15/2012	A	349,747
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024		02/15/2011	A	1,345,065
50,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016		02/15/2012	A	50,430
1,215,000	NYS HFA (Multifamily Hsg.)[1]	5.550	08/15/2019		08/15/2011	A	1,228,231
40,000	NYS HFA (Multifamily Hsg.)	5.600	02/15/2011		08/15/2010	A	40,498
1,385,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2019		08/15/2011	A	1,400,138
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026		02/15/2011	A	1,245,555
1,730,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033		08/15/2012	A	1,756,902
270,000	NYS HFA (Multifamily Hsg.)[1]	6.100	08/15/2028		08/15/2010	A	270,278
10,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2014	[2]	08/01/2010	A	10,023
130,000	NYS HFA (Multifamily Hsg.)[1]	6.250	08/15/2025		08/15/2010	A	130,155
280,000	NYS HFA (Multifamily Hsg.)[1]	6.350	08/15/2023	[2]	08/15/2010	A	282,050
325,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036		11/15/2010	A	350,418
15,000	NYS HFA (Multifamily Hsg.)[1]	6.800	11/01/2014		11/01/2010	A	15,048
90,000	NYS HFA (Multifamily Hsg.)[1]	6.850	11/01/2019	[2]	11/01/2010	A	90,201
530,000	NYS HFA (Newburgh Interfaith Emergency Hsg.)	7.050	11/01/2012		11/15/2010	A	532,072
10,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2010		11/01/2010		10,139
50,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2011		11/01/2010	A	50,674
40,000	NYS HFA (Nonprofit Hsg.)	6.200	11/01/2012		11/01/2010	A	40,530
20,000	NYS HFA (Nonprofit Hsg.)[1]	6.200	11/01/2013		11/01/2010	A	20,259
5,675,000	NYS HFA (Phillips Village)	7.750	08/15/2017		08/15/2010	A	5,742,135
2,845,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023		11/15/2017	A	2,938,344
1,660,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	[2]	11/01/2010	A	1,710,547
295,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015		10/11/2012	B	310,204
10,000	NYS HFA, Series A	5.875	11/01/2010		11/01/2010		10,041
2,190,000	NYS HFA, Series A	6.100	11/01/2015	[2]	11/01/2010	A	2,199,483
405,000	NYS HFA, Series A1	6.125	11/01/2020	[2]	11/01/2010	A	405,551
1,100,000	NYS Medcare (Hospital & Nursing Home)	6.300	08/15/2023		08/15/2010	A	1,104,301
740,000	NYS Medcare (Hospital & Nursing Home)[1]	6.375	08/15/2033		08/15/2010	A	742,146
35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal						Effective
Amount		Coupon		Maturity		Maturity*		Value

New York Continued
$280,000	NYS Medcare (Hospital & Nursing Home)[1]	7.000%		08/15/2032		08/15/2010	A	$280,958
150,000	NYS Medcare (Hospital & Nursing Home)	7.400		11/01/2016	[2]	11/01/2010	A	150,720
80,000	NYS Medcare (Hospital & Nursing Home)	9.375		11/01/2016	[2]	11/01/2010	A	80,574
10,710,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.250		12/01/2019		06/01/2013	A	11,569,263
2,930,000	NYS Municipal Bond Bank Agency (Special School Purpose)[1]	5.500		06/01/2015		06/01/2013	A	3,218,927
17,005,000	NYS UDC (South Mall) CAB	5.790	[7]	01/01/2011		07/01/2010	C	16,894,638
135,000	NYS UDC (South Mall) CAB	5.857	[7]	01/01/2011		07/01/2010	C	134,124
130,000	NYS UDC (South Mall) CAB	6.042	[7]	01/01/2011		07/01/2010	C	129,156
4,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2020		07/01/2014	A	4,286,360
1,000,000	NYS UDC (Subordinated Lien)[1]	5.125		07/01/2021		07/01/2014	A	1,065,010
6,100,000	NYS UDC (Subordinated Lien)	5.500		07/01/2016		10/01/2010	A	6,122,326
200,000	NYS UDC (Subordinated Lien)	5.500		07/01/2016		07/10/2010	A	200,816
6,685,000	NYS UDC (Subordinated Lien)[1]	5.500		07/01/2022	[2]	10/01/2010	A	6,709,333
6,730,000	NYS UDC (Subordinated Lien)	5.600		07/01/2026	[2]	07/01/2010	A	6,752,142
3,675,000	NYS UDC, Series D1	5.625		01/01/2028		01/01/2019	A	4,002,332
70,000	Oneida County, NY GO1	5.400		03/15/2011		09/15/2010	A	70,680
2,285,000	Oneida County, NY IDA (Faxton Hospital)[1]	6.625		01/01/2015	[2]	07/01/2010	A	2,313,563
185,000	Oneida County, NY IDA (Mohawk Valley Network/Faxton-St. Lukes Healthcare Obligated Group)[1]	5.000		01/01/2013		07/01/2010	A	188,589
1,190,000	Oneida County, NY IDA (Presbyterian Home)[1]	5.250		03/01/2019		09/01/2010	A	1,193,546
1,615,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.100		06/01/2020		12/01/2010	A	1,634,525
1,000,000	Oneida County, NY IDA (Presbyterian Home)[1]	6.250		06/01/2015		12/01/2010	A	1,013,280
840,000	Onondaga County, NY IDA (Le Moyne College)[1]	5.500		03/01/2014		03/01/2011	A	845,443
235,000	Orange County, NY IDA (Orange Mental Retardation Properties)	6.125		05/01/2016	[2]	11/15/2010	A	235,851
4,650,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000		12/01/2016	[2]	12/01/2012	A	4,793,174
1,720,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000		12/01/2016	[2]	12/01/2012	A	1,772,959
70,000	Oswego County, NY IDA (Seneca Hill Manor)[1]	5.550		08/01/2022		08/01/2010	A	70,067
3,510,000	Oswego County, NY IDA (Seneca Hill Manor)	5.650		08/01/2037		08/01/2010	A	3,512,211
600,000	Otsego County, NY IDA (AOFMHS)	5.350		10/01/2017		10/01/2010	A	606,324
465,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375		11/01/2020		11/01/2010	A	465,400
1,350,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2013		07/01/2012	A	1,360,355
1,435,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2014		07/01/2012	A	1,438,745
1,520,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2015		07/01/2015		1,512,233
1,610,000	Otsego County, NY IDA (Hartwick College)[1]	6.000		07/01/2016		07/01/2016		1,584,594
3,625,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350		11/01/2020		11/01/2010	A	3,627,828
36 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$25,000	Plattsburgh, NY Fire District No. 3	6.250%	10/15/2014		10/15/2010	A	$25,412
96,185,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022		01/10/2021	C	96,154,221
43,160,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025		12/14/2024	C	43,156,547
49,140,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	[2]	12/01/2010	A	49,425,503
18,355,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.250	12/01/2014		12/01/2014		19,500,168
17,010,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2011		04/08/2011	C	17,007,959
27,885,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019		09/03/2016	C	26,029,811
20,000	Port Authority NY/NJ, 103rd Series	5.250	12/15/2012		06/15/2011	A	20,070
10,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2012		10/01/2010	A	10,033
100,000	Port Authority NY/NJ, 116th Series[1]	5.000	10/01/2013		10/01/2010	A	100,327
160,000	Port Authority NY/NJ, 116th Series	5.250	10/01/2014		10/01/2010	A	160,558
55,000	Port Authority NY/NJ, 116th Series	5.250	10/01/2015		10/01/2010	A	55,192
815,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2018		07/15/2010	A	815,929
30,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2020		07/15/2010	A	30,025
100,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2022		07/15/2010	A	100,053
55,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		07/15/2010	A	55,006
165,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2031		07/15/2010	A	165,017
2,000,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2011		07/25/2010	A	2,007,420
25,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2012		07/15/2010	A	25,083
5,170,000	Port Authority NY/NJ, 122nd Series[1]	5.500	07/15/2015		07/15/2010	A	5,181,891
65,000	Port Authority NY/NJ, 123rd Series[1]	5.000	07/15/2028		07/15/2010	A	65,146
30,000	Port Authority NY/NJ, 124th Series[1]	4.800	08/01/2018		08/01/2010	A	30,027
1,695,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2019		08/01/2010	A	1,696,695
20,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2021		08/01/2010	A	20,014
265,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2022		08/01/2010	A	265,148
325,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2024		08/01/2010	A	325,120
100,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2025		08/01/2010	A	100,030
60,000	Port Authority NY/NJ, 124th Series[1]	5.000	08/01/2031		08/02/2010	A	60,006
15,000	Port Authority NY/NJ, 126th Series[1]	5.000	11/15/2024		05/15/2014	A	15,274
85,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2032		05/15/2013	A	85,932
230,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2022		06/16/2013	A	235,191
30,000	Port Authority NY/NJ, 127th Series[1]	5.000	12/15/2024		06/16/2014	A	30,560
10,000	Port Authority NY/NJ, 131st Series[1]	5.000	12/15/2026		06/15/2015	A	10,153
5,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021		09/01/2015	A	5,964,344
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022		09/01/2015	A	14,538,239
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025		09/01/2015	A	6,111,660
1,000,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028		03/15/2018	A	1,096,650
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023		05/01/2018	A	259,333
37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New York Continued
$100,000	Port Authority NY/NJ, 152nd Series[1]	5.750%	11/01/2030	05/01/2018	A	$109,032
2,780,000	Port Authority NY/NJ, 37th Series[1]	5.500	07/15/2019	07/15/2014	A	3,046,018
1,230,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	08/01/2010	A	1,231,550
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	12/01/2014	A	1,218,492
135,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	08/01/2010	A	135,454
40,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	08/01/2011	A	40,092
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	08/01/2011	A	50,541
1,750,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	03/04/2011	C	1,652,700
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	09/04/2024	C	1,314,344
55,000	Rensselaer, NY Hsg. Authority (Renwyck)	7.650	01/01/2011	10/01/2010	A	55,251
230,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.000	06/01/2019	06/01/2014	A	235,658
5,845,000	Rensselaer, NY Municipal Leasing Corp. (Rensselaer County Nursing Home)[1]	5.875	06/01/2022	06/01/2014	A	6,132,749
35,000	Rockland County, NY Solid Waste Management Authority	5.625	12/15/2014	06/15/2011	A	35,081
55,000	Rockland County, NY Solid Waste Management Authority[1]	5.750	12/15/2018	12/15/2011	A	55,613
8,560,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	04/24/2014	C	8,294,726
55,000	Rome, NY HDC, Series A1	6.250	01/01/2024	10/01/2010	A	55,066
500,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.000	12/01/2014	12/01/2014		538,535
3,725,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2023	12/01/2010	A	3,727,310
6,540,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Benedict Community Health Center)[1]	5.750	12/01/2033	12/01/2010	A	6,540,589
3,405,000	Schenectady, NY Metroplex Devel. Authority, Series A1	5.375	12/15/2021	12/15/2012	A	3,549,338
25,000	Scotia, NY GO1	6.100	01/15/2012	07/15/2010	A	25,689
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		51,285
870,000	SONYMA, Series 101[1]	5.000	10/01/2018	10/01/2015	A	877,821
25,000	SONYMA, Series 101[1]	5.250	04/01/2022	10/01/2011	A	25,206
4,380,000	SONYMA, Series 101[1]	5.350	10/01/2026	10/01/2011	A	4,426,034
38 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$795,000	SONYMA, Series 133[1]	4.950%	10/01/2021		04/01/2015	A	$808,165
580,000	SONYMA, Series 145[1]	4.950	10/01/2023		04/01/2017	A	590,956
35,000	SONYMA, Series 27[1]	5.250	04/01/2013		10/01/2010	A	35,058
18,715,000	SONYMA, Series 29[1]	5.400	10/01/2022	[2]	10/01/2010	A	18,741,950
25,885,000	SONYMA, Series 29[4]	5.450	10/01/2031		02/15/2013	A	25,912,195
400,000	SONYMA, Series 31[1]	5.200	10/01/2021		04/01/2011	A	402,148
485,000	SONYMA, Series 31[1]	5.300	10/01/2031		04/01/2011	A	486,198
140,000	SONYMA, Series 63	5.600	10/01/2010		10/01/2010		140,358
100,000	SONYMA, Series 63	5.700	04/01/2011		10/01/2010	A	100,253
85,000	SONYMA, Series 63[1]	5.700	10/01/2011		10/01/2010	A	85,206
5,000	SONYMA, Series 65[1]	5.550	10/01/2012		10/01/2010	A	5,010
100,000	SONYMA, Series 67	5.600	10/01/2014	[2]	09/01/2010	A	100,153
195,000	SONYMA, Series 67[1]	5.600	10/01/2014		09/01/2010	A	195,347
1,065,000	SONYMA, Series 67	5.700	10/01/2017	[2]	09/01/2010	A	1,066,299
580,000	SONYMA, Series 67[1]	5.800	10/01/2028	[2]	09/01/2010	A	598,125
50,000	SONYMA, Series 69	5.400	10/01/2019		09/01/2010	A	50,043
3,685,000	SONYMA, Series 69	5.400	10/01/2019		09/01/2010	A	3,688,132
9,085,000	SONYMA, Series 69[1]	5.500	10/01/2028		03/01/2011	A	9,089,179
30,000	SONYMA, Series 70[1]	5.375	10/01/2017		03/01/2011	A	30,033
375,000	SONYMA, Series 71[1]	5.350	10/01/2018		07/01/2010	A	375,311
25,000	SONYMA, Series 72[1]	5.300	04/01/2027		07/01/2010	A	25,013
470,000	SONYMA, Series 73-A1	5.250	10/01/2017		09/01/2010	A	470,790
215,000	SONYMA, Series 73-A1	5.300	10/01/2028		09/01/2010	A	215,138
29,220,000	SONYMA, Series 77[1]	5.150	04/01/2029		12/01/2010	A	29,270,551
9,405,000	SONYMA, Series 79[1]	5.250	10/01/2021		03/01/2011	A	9,434,532
55,000	SONYMA, Series 79[1]	5.250	10/01/2021		03/01/2011	A	55,281
725,000	SONYMA, Series 79[1]	5.300	04/01/2029		03/01/2011	A	727,023
2,140,000	SONYMA, Series 80[1]	5.100	10/01/2017	[2]	03/01/2011	A	2,153,118
5,395,000	SONYMA, Series 82[1]	5.550	10/01/2019	[2]	10/01/2010	A	5,400,233
45,000	SONYMA, Series 82[1]	5.650	04/01/2030	[2]	10/01/2010	A	45,023
1,635,000	SONYMA, Series 83[1]	5.450	04/01/2018	[2]	10/01/2010	A	1,637,191
45,000	SONYMA, Series 83	5.550	10/01/2027		10/01/2010	A	45,028
15,000	SONYMA, Series 83[1]	5.550	10/01/2027		10/01/2010	A	15,011
1,605,000	SONYMA, Series 92[1]	5.750	04/01/2020		10/01/2010	A	1,718,795
6,150,000	SONYMA, Series 97[1]	5.400	10/01/2021	[2]	04/01/2011	A	6,189,729
500,000	SONYMA, Series 98[1]	5.050	10/01/2017		04/01/2011	A	505,185
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021		06/15/2017	A	400,419
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022		06/15/2017	A	417,097
300,000	Spring Valley, NY GO1	5.000	05/01/2020		05/01/2015	A	311,187
310,000	Spring Valley, NY GO1	5.000	05/01/2021		05/01/2015	A	319,092
325,000	Spring Valley, NY GO1	5.000	05/01/2022		05/01/2015	A	332,072
39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$335,000	Spring Valley, NY GO1	5.000%	05/01/2023		05/01/2015	A	$340,440
350,000	Spring Valley, NY GO1	5.000	05/01/2024		05/01/2015	A	354,473
365,000	Spring Valley, NY GO1	5.000	05/01/2025		05/01/2015	A	368,405
3,640,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017		06/01/2014	C	3,218,634
535,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016		06/01/2013	A	542,485
500,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022		11/01/2022		457,740
145,000	Suffolk County, NY IDA (ALIA-Civic Facility)	6.000	11/01/2017		11/01/2017		139,094
595,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017		11/01/2017		570,766
645,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.000	06/01/2016		06/01/2013	A	654,024
230,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022		11/01/2022		210,560
335,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.500	12/01/2013		06/07/2011	C	333,667
800,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022		11/01/2022		732,384
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022		11/01/2022		274,644
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022		11/01/2022		274,644
305,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.000	06/01/2016		04/09/2013	B	309,267
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020		12/27/2014	C	280,728
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020		12/27/2014	C	280,728
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020		12/27/2014	C	280,728
1,065,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2018		06/01/2018		982,154
12,000,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049		11/01/2012	A	12,160,920
24,135,000	Suffolk County, NY IDA (Engel Berman at East Northport)[1]	7.125	11/01/2049		11/01/2012	A	24,458,650
130,000	Suffolk County, NY IDA (Family Residences)	6.000	10/01/2015		08/12/2012	C	127,023
390,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		12/20/2013	C	379,603
2,655,000	Suffolk County, NY IDA (Family Residences), Series A1	6.375	12/01/2018		10/03/2014	C	2,584,218
605,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020		06/27/2015	C	566,135
385,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.000	02/01/2014		08/01/2010	C	391,002
290,000	Suffolk County, NY IDA (Mattituck-Laurel Library)[1]	6.000	09/01/2019	[2]	09/01/2010	A	294,269
330,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016		03/22/2013	C	324,149
120,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.250	11/01/2016		04/13/2013	C	117,872
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017		03/01/2015	A	741,356
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018		03/01/2015	A	1,049,530
40 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$500,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250%	03/01/2019		03/01/2015	A	$521,525
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020		03/01/2015	A	743,998
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021		03/01/2015	A	1,028,530
715,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375	11/01/2015		08/07/2012	C	694,909
530,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.400	02/01/2015		10/23/2011	C	517,397
205,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000	10/01/2020		12/27/2014	C	191,831
500,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020		06/27/2015	C	467,880
1,360,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625	06/01/2013		12/21/2010	C	1,327,850
4,700,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875	07/01/2022		11/11/2016	C	3,887,417
5,370,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.375	02/01/2020		12/09/2014	C	5,040,121
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021		09/01/2015	A	31,545
55,000	Syracuse, NY Hsg. Authority (LRRHCF)	5.700	08/01/2027		02/01/2011	A	55,072
2,790,000	Syracuse, NY Hsg. Authority (LRRHCF)	5.800	08/01/2037		08/01/2010	A	2,793,181
300,000	Syracuse, NY IDA (Crouse Irving Companies)[1]	5.250	01/01/2017		07/01/2010	A	300,558
565,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017		12/01/2010	A	565,181
900,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	5.750	07/01/2018		10/01/2010	A	900,720
2,000,000	Tompkins County, NY IDA (Kendall at Ithaca)[1]	6.000	07/01/2024		07/01/2010	A	2,000,720
110,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	5.875	02/01/2033		08/01/2010	A	110,117
265,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800	02/01/2028	[2]	08/01/2010	A	279,636
235,000	Tonawanda, NY Senior Citizen Hsg. Corp.	6.500	12/01/2010		12/01/2010		235,047
10,000	Ulster County, NY GO1	5.400	11/15/2013		11/15/2010	A	10,178
10,000	Ulster County, NY GO1	5.400	11/15/2015		11/15/2010	A	10,178
25,000	Ulster County, NY GO1	5.500	11/15/2012		11/15/2010	A	25,459
1,080,000	Ulster County, NY IDA (Kingston Hospital)[1]	5.650	11/15/2024		11/15/2010	A	1,091,945
155,000	Ulster County, NY Res Rec[1]	5.000	03/01/2016		03/01/2016		167,062
160,000	Ulster County, NY Res Rec[1]	5.000	03/01/2017		03/01/2016	A	170,070
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018		03/01/2016	A	178,679
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040		06/04/2028	C	325,890
25,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250	06/01/2025		06/01/2012	A	24,786
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040		09/14/2026	C	751,084
10,795,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.750	06/01/2030	[2]	06/01/2012	A	10,667,403
41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

New York Continued
$75,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.400%	07/15/2030		07/15/2012	A	$75,951
20,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)	5.500	07/15/2016		07/15/2010	A	20,066
25,000	Utica, NY IDA (Munson-Williams-Proctor Arts Institute)[1]	5.500	07/15/2029		07/15/2011	A	25,273
640,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.375	12/01/2011		06/07/2011	B	650,477
250,000	Utica, NY SCHC (Multifamily), Series A	5.550	12/01/2017		12/01/2010	A	252,790
15,000	Victor, NY GO1	4.800	12/15/2017		12/01/2010	A	15,283
100,000	Westchester County, NY GO1	5.375	12/15/2012		06/15/2011	A	101,784
50,000	Westchester County, NY GO1	5.375	12/15/2013		06/15/2011	A	50,819
45,000	Westchester County, NY Healthcare Corp., Series B1	5.375	11/01/2020		11/01/2010	A	45,268
1,395,000	Westchester County, NY IDA (Children’s Village)[1]	5.300	03/15/2014		04/20/2012	C	1,348,867
140,000	Westchester County, NY IDA (Clearview School)	6.600	01/01/2014		12/27/2010	C	141,275
855,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	4.500	08/01/2012		02/18/2011	C	869,013
1,000,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	[2]	10/01/2010	A	1,001,900
200,000	Westchester County, NY IDA (Purchase College Foundation Hsg. Corp.)[1]	5.500	12/01/2015		12/01/2013	A	208,446
1,990,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029		06/01/2011	A	1,992,189
1,175,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.000	11/01/2011		11/01/2011		1,188,242
130,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.850	08/01/2014		08/01/2010	A	130,295
690,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950	08/01/2024	[2]	08/01/2010	A	690,331
100,000	Westchester County, NY IDA (Winward School)	5.200	10/01/2021		10/01/2011	A	100,340
7,560,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	4.500	06/01/2021		08/03/2010	C	7,377,502
9,600,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026		07/07/2014	C	8,752,416
90,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025		08/01/2010	A	90,142
125,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.450	02/01/2029		02/01/2011	A	125,724
165,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)	5.650	02/01/2039		02/01/2011	A	165,960
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025		04/01/2015	A	1,457,939
1,250,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024		06/01/2019	A	1,352,250
1,565,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800	07/01/2016		07/01/2012	A	1,570,321

							3,279,395,747
42 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions—26.9%
$5,000,000	Guam Airport Authority, Series C1	5.375%	10/01/2019	10/01/2013	B	$5,128,350
6,000,000	Guam Airport Authority, Series C1	5.375	10/01/2020	10/01/2013	A	6,124,920
192,000	Guam EDA (TASC)[1]	5.300	05/15/2014	05/15/2014		220,418
290,000	Guam Government Limited Obligation[1]	5.000	11/01/2017	12/07/2015	C	283,887
50,000	Guam International Airport Authority[1]	4.500	10/01/2014	10/01/2013	A	51,787
10,000	Guam International Airport Authority[1]	5.000	10/01/2023	10/01/2023		9,947
25,000	Guam International Airport Authority[1]	5.250	10/01/2016	10/01/2013	A	26,321
290,000	Guam Power Authority, Series A1	5.000	10/01/2018	10/12/2017	C	289,962
25,000	Guam Power Authority, Series A1	5.000	10/01/2024	07/23/2023	C	23,893
25,000	Guam Power Authority, Series A	5.250	10/01/2013	10/01/2010	A	25,045
430,000	Guam Power Authority, Series A1	5.250	10/01/2013	10/01/2010	A	430,778
50,000	Guam Power Authority, Series A1	5.250	10/01/2014	10/01/2010	A	50,031
655,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	C	626,023
710,000	Guam Power Authority, Series A1	5.250	10/01/2023	09/02/2019	C	660,676
40,000	Guam Power Authority, Series A1	5.250	10/01/2034	11/06/2032	C	38,202
205,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	5.250	06/01/2032	06/01/2017	C	187,309
100,000	Northern Mariana Islands Commonwealth, Series A1	6.750	10/01/2033	09/02/2012	C	98,568
375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.100	05/15/2013	05/15/2012	A	378,765
200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	4.250	05/15/2014	05/15/2012	A	201,102
215,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2013	C	205,892,940
68,875,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	08/02/2020	C	58,837,846
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	09/24/2022	C	26,600,000
17,500,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	12/01/2013	A	18,112,850
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2026	07/01/2010	A	49,512
50,000	Puerto Rico Commonwealth GO1	5.000	07/01/2028	08/05/2026	C	49,127
2,000,000	Puerto Rico Commonwealth GO1	5.000	07/01/2030	07/01/2012	D	2,079,160
7,000,000	Puerto Rico Commonwealth GO1	5.250	01/01/2015	01/01/2015		7,240,660
880,000	Puerto Rico Commonwealth GO1	5.250	07/01/2018	07/01/2013	A	900,451
900,000	Puerto Rico Commonwealth GO1	5.250	07/01/2019	07/01/2013	A	916,866
2,430,000	Puerto Rico Commonwealth GO1	5.250	07/01/2021	07/01/2014	A	2,465,429
3,400,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2014	A	3,441,548
7,350,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2016	A	7,478,552
2,315,000	Puerto Rico Commonwealth GO1	5.250	07/01/2022	07/01/2013	A	2,336,715
4,575,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2014	A	4,625,920
11,000,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2013	A	11,094,050
7,395,000	Puerto Rico Commonwealth GO1	5.250	07/01/2023	07/01/2016	A	7,512,802
15,850,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2013	A	15,959,207
21,785,000	Puerto Rico Commonwealth GO1	5.250	07/01/2025	07/01/2016	A	22,008,078
4,750,000	Puerto Rico Commonwealth GO1	5.250	07/01/2027	07/01/2016	A	4,784,010
2,840,000	Puerto Rico Commonwealth GO1	5.250	07/01/2030	07/01/2016	A	2,845,055
43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

U.S. Possessions Continued
$5,000,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2030	07/01/2017	A	$5,010,150
11,735,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2016	A	11,755,888
14,750,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	07/01/2017	A	14,779,943
6,060,000	Puerto Rico Commonwealth GO1	5.375		07/01/2028	07/01/2011	A	6,073,150
4,500,000	Puerto Rico Commonwealth GO1	5.500		07/01/2021	07/01/2021		4,794,570
18,600,000	Puerto Rico Commonwealth GO1	5.500		07/01/2023	07/01/2018	A	19,281,690
275,000	Puerto Rico Commonwealth GO1	5.625		07/01/2019	07/01/2010	A	275,248
40,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	42,422
1,950,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	07/01/2019	A	2,156,993
4,905,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2020	A	5,019,973
85,000	Puerto Rico HFA[1]	5.000		12/01/2020	12/01/2013	A	88,308
37,000,000	Puerto Rico HFA (Vivienda Modernization)[1]	4.750		10/01/2011	08/01/2010	A	37,046,620
100,000	Puerto Rico HFC[1]	5.100		12/01/2018	12/01/2010	A	101,979
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2022	07/01/2010	A	90,040
35,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	07/01/2010	A	34,389
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2019	07/01/2013	A	440,793
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	07/01/2013	A	236,495
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2022	07/01/2013	A	8,180,404
5,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2028	07/01/2010	A	4,913
7,000,000	Puerto Rico Highway & Transportation Authority, Series E1	5.750		07/01/2024	07/01/2012	A	7,098,840
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2021	07/01/2015	A	4,384,658
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2022	07/01/2015	A	11,043,450
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2023	07/01/2015	A	12,307,283
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2024	07/01/2015	A	12,760,000
4,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2025	07/01/2015	A	4,521,275
2,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2026	07/01/2015	A	1,980,460
1,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	07/01/2015	A	987,600
16,800,000	Puerto Rico Highway & Transportation Authority, Series N1	0.725	[6]	07/01/2045	07/04/2043	C	8,904,000
44 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

U.S. Possessions Continued
$160,000	Puerto Rico Industrial Devel. Company, Series B1	5.375%	07/01/2016		07/01/2010	A	$160,138
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019		07/01/2016	A	812,807
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021		07/01/2021		5,446,000
35,000	Puerto Rico Infrastructure[1]	5.500	10/01/2040		10/01/2011	A	35,816
205,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014		10/01/2014		208,434
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023		07/01/2023		4,586,600
3,135,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	02/01/2019		02/01/2011	A	3,138,856
19,610,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	[2]	06/01/2011	A	19,774,528
1,500,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.125	08/01/2025		08/01/2010	A	1,501,635
60,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015		10/01/2010	A	60,118
25,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2017		07/01/2010	A	25,018
95,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500	07/01/2026		11/08/2022	C	94,004
560,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2016		10/01/2010	A	562,542
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025		11/15/2011	A	76,725
750,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.375	11/15/2015		11/15/2010	A	770,078
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020		11/15/2011	A	2,048,780
130,000	Puerto Rico ITEMECF (InterAmerican University)[1]	5.000	10/01/2022		04/23/2021	C	129,992
2,250,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250	07/01/2024		10/01/2010	A	2,252,138
2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2015		07/01/2010	A	2,220,463
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016		07/01/2010	A	2,245,811
2,345,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2017		07/01/2010	A	2,377,619
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2018		07/01/2010	A	359,938
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019		07/01/2010	A	1,901,081
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2023		08/01/2015	A	9,529,250
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2024		08/01/2015	A	10,110,600
230,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017		10/01/2010	A	230,338
6,880,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2028		07/01/2012	D	7,149,627
11,560,000	Puerto Rico Public Buildings Authority[1]	5.000	07/01/2036		07/01/2012	D	12,013,036
545,000	Puerto Rico Public Buildings Authority[1]	5.125	07/01/2024		07/01/2012	A	545,665
45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon	Maturity		Maturity*		Value

U.S. Possessions Continued
$14,280,000	Puerto Rico Public Buildings Authority[1]	5.250%	07/01/2029		07/01/2014	A	$14,280,000
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2025		07/01/2017	A	3,367,656
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2026		07/01/2017	A	13,448,080
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2035		07/01/2017	A	1,322,838
75,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2010		07/01/2010		75,009
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2034		07/01/2017	A	1,502,382
8,795,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021		06/01/2014	A	9,775,730
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025		06/01/2014	A	33,976,551
825,000	Puerto Rico Public Buildings Authority, Series G1	5.250	07/01/2019		07/01/2012	A	835,931
1,000,000	Puerto Rico Public Finance Corp., Series A1	4.100	08/01/2029		02/01/2012	D	1,017,620
60,270,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029		02/01/2012	D	62,398,134
40,635,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030		02/01/2012	D	42,069,822
28,325,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2031		02/01/2012	D	29,325,156
75,410,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027		02/01/2012	D	78,652,630
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030		02/01/2015	A	19,653,410
71,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029		02/01/2014	A	73,801,660
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025		06/01/2016	A	4,058,621
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026		06/01/2016	A	2,723,105
95,000	University of Puerto Rico[1]	5.500	06/01/2012	[2]	12/01/2010	A	95,267
7,125,000	University of Puerto Rico, Series P1	5.000	06/01/2021		06/01/2016	A	7,182,071
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022		06/01/2016	A	8,538,505
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023		06/01/2016	A	8,435,314
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030		12/22/2028	C	292,092
5,250,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500	07/01/2021	[2]	01/01/2013	A	5,334,473
20,000	V.I. HFA, Series A	6.500	03/01/2025	[2]	09/01/2010	A	20,021
1,000,000	V.I. Port Authority, Series A1	5.250	09/01/2018		09/01/2011	A	1,010,850
3,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700	07/01/2022		10/01/2018	C	3,227,105
4,825,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875	07/01/2022		07/01/2014	A	4,871,996
1,075,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.250	10/01/2021		10/01/2014	A	1,111,066
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037		10/01/2019	A	693,191
1,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2016		10/01/2014	A	1,067,930
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2022		10/01/2014	A	2,056,160
2,000,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2023		10/01/2014	A	2,047,380
250,000	V.I. Public Finance Authority, Series A1	5.625	10/01/2010		10/01/2010		252,703
12,035,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	[2]	10/01/2011	A	12,221,543
1,015,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.750	05/15/2012		05/15/2011	A	1,028,631
46 | LIMITED TERM NEW YORK MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

U.S. Possessions Continued
$80,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	4.950%	05/15/2014	05/15/2011	A	$80,685
1,050,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	12/09/2010	C	1,014,888
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	04/12/2015	C	1,203,653
1,470,000	V.I. Water & Power Authority[1]	5.375	07/01/2010	07/01/2010		1,470,074
2,500,000	V.I. Water & Power Authority[1]	5.500	07/01/2017	07/01/2010	A	2,503,603

						1,147,899,469

Total Municipal Bonds and Notes (Cost $4,434,129,603)						4,427,295,216

Total Investments, at Value (Cost $4,434,129,603)—103.9%						4,427,295,216
Liabilities in Excess of Other Assets—(3.9)
						(165,453,326)

Net Assets—100.0%						$4,261,841,890

Footnotes to Statement of Investments
Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

D.	Date of mandatory put.

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

3.	When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See Note 1 of accompanying Notes.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.

7.	Zero coupon bond reflects effective yield on the date of purchase.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$3,266,363,177	$13,032,570	$3,279,395,747
U.S. Possessions	—	1,147,899,469	—	1,147,899,469

Total Assets	$—	$4,414,262,646	$13,032,570	$4,427,295,216

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

		Change in
	Value as of	unrealized	Value as of
	December 31, 2009	depreciation	June 30, 2010

Investments in Securities
Municipal Bonds and Notes New York	$14,529,929	$1,497,359	$13,032,570
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ALIA	Alliance of Long Island Agencies
AOFMHS	Aurelia Osborn Fox Memorial Hospital Society
ARC	Assoc. of Retarded Citizens
BANs	Bond Anticipation Notes
BFCC	Brookdale Family Care Center
BID	Business Improvement District
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bond
CCC	Continuing Care Center
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI	Catholic Health Services of Long Island
CMA	Community Mainstreaming Associates, Inc.
Con Ed	Consolidated Edison Company
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncilff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HJDOI	Hospital for Joint Diseases Orthopedic Institute
48 | LIMITED TERM NEW YORK MUNICIPAL FUND

HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
LRRHCF	Loretto Rest Residential Health Care Facility
MMC	Mercy Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MSH	Mount Sinai Hospital
MTA	Metropolitan Transportation Authority
NSUH	North Shore University Hospital
NSUHGC	North Shore University Hospital at Glen Cove
NSUHPL	North Shore University Hospital at Plainview
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLs	Residual Option Lougs
SAVRS	Select Auction Variable Rate Securities
SCHC	Senior Citizen Housing Corp.
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSMC	St. Catherine of Sienna Medical Center
SEAM	Sociedad Espanola de Auxilio Mutuo
SFH	St. Francis Hospital
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
SV	Sienna Village
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UDC	Urban Devel. Corp.
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

See accompanying Notes to Financial Statements.
49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2010

Assets
Investments, at value (cost $4,434,129,603)—see accompanying statement of investments	$4,427,295,216
Cash	1,350,189
Receivables and other assets:
Interest	66,963,844
Shares of beneficial interest sold	8,348,125
Investments sold	7,115,000
Other	317,651

Total assets	4,511,390,025

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	104,905,000
Payable on borrowings (See Note 5)	89,500,000
Investments purchased on a when-issued or delayed delivery basis	37,713,088
Shares of beneficial interest redeemed	10,351,562
Dividends	3,352,857
Distribution and service plan fees	2,502,426
Trustees’ compensation	815,557
Transfer and shareholder servicing agent fees	119,562
Shareholder communications	69,570
Interest expense on borrowings	15,161
Other	203,352

Total liabilities	249,548,135

Net Assets	$4,261,841,890

Composition of Net Assets
Paid-in capital	$4,336,879,733
Accumulated net investment income	2,618,141
Accumulated net realized loss on investments	(70,821,597)
Net unrealized depreciation on investments	(6,834,387)

Net Assets	$4,261,841,890

50 | LIMITED TERM NEW YORK MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,957,863,368 and 902,988,474 shares of beneficial interest outstanding)	$3.28
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.40

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $49,151,528 and 15,024,202 shares of beneficial interest outstanding)	$3.27

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,254,826,994 and 384,691,844 shares of beneficial interest outstanding)	$3.26
See accompanying Notes to Financial Statements.
51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2010

Investment Income
Interest	$107,431,935

Expenses
Management fees	8,177,947
Distribution and service plan fees:
Class A	3,467,881
Class B	264,262
Class C	5,905,477
Transfer and shareholder servicing agent fees:
Class A	415,663
Class B	32,406
Class C	238,430
Shareholder communications:
Class A	35,568
Class B	3,246
Class C	18,018
Borrowing fees	668,256
Accounting service fees	616,244
Interest expense and fees on short-term floating rate notes issued (See Note 1)	587,430
Trustees’ compensation	42,264
Interest expense on borrowings	32,214
Custodian fees and expenses	13,583
Other	126,831

Total expenses	20,645,720

Net Investment Income	86,786,215

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(591,472)
Net change in unrealized appreciation/depreciation on investments	31,158,458

Net Increase in Net Assets Resulting from Operations	$117,353,201

See accompanying Notes to Financial Statements.
52 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Operations
Net investment income	$86,786,215	$156,051,148
Net realized gain (loss)	(591,472)	6,902,848
Net change in unrealized appreciation/depreciation	31,158,458	467,811,089

Net increase in net assets resulting from operations	117,353,201	630,765,085

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(65,661,908)	(118,781,933)
Class B	(995,830)	(2,728,379)
Class C	(22,837,393)	(39,795,702)

	(89,495,131)	(161,306,014)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	136,215,090	117,821,111
Class B	(10,701,747)	(40,905,262)
Class C	109,746,599	87,110,175

	235,259,942	164,026,024

Net Assets
Total increase	263,118,012	633,485,095
Beginning of period	3,998,723,878	3,365,238,783

End of period (including accumulated net investment income of $2,618,141 and $5,327,057, respectively)	$4,261,841,890	$3,998,723,878

See accompanying Notes to Financial Statements.
53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended June 30, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$117,353,201
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(389,072,810)
Proceeds from disposition of investment securities	159,411,046
Short-term investment securities, net	(45,254,247)
Premium amortization	7,428,663
Discount accretion	(836,402)
Net realized loss on investments	591,472
Net change in unrealized appreciation/depreciation on investments	(31,158,458)
Change in assets:
Decrease in other assets	149,957
Increase in receivable for securities sold	(3,620,000)
Increase in interest receivable	(3,958,534)
Change in liabilities:
Increase in payable for securities purchased	9,261,632
Increase in other liabilities	23,763

Net cash used in operating activities	(179,680,717)

Cash Flows from Financing Activities
Proceeds from bank borrowings	331,200,000
Payments on bank borrowings	(298,400,000)
Payments on short-term floating rate notes issued	(7,725,000)
Proceeds from shares sold	523,802,027
Payments on shares redeemed	(346,173,778)
Cash distributions paid	(22,612,744)

Net cash provided by financing activities	180,090,505
Net increase in cash	409,788
Cash, beginning balance	940,401

Cash, ending balance	$1,350,189

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $63,530,059
Cash paid for interest on bank borrowings—$19,190
Cash paid for interest on short-term floating rate notes issued—$587,430
See accompanying Notes to Financial Statements.
54 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.25	$2.85	$3.32	$3.40	$3.36	$3.33

Income (loss) from investment operations:
Net investment income[1]	.07	.14	.14	.14	.14	.14
Net realized and unrealized gain (loss)	.03	.40	(.47)	(.08)	.03	.03

Total from investment operations	.10	.54	(.33)	.06	.17	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.14)	(.14)	(.14)	(.13)	(.14)

Net asset value, end of period	$3.28	$3.25	$2.85	$3.32	$3.40	$3.36

Total Return, at Net Asset Value[2]	3.25%	19.45%	(10.18)%	1.74%	5.30%	5.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,957,863	$2,801,988	$2,355,062	$2,745,029	$2,784,037	$2,589,629

Average net assets (in thousands)	$2,882,124	$2,558,997	$2,765,248	$2,721,428	$2,696,464	$2,380,822

Ratios to average net assets:[3]
Net investment income	4.47%	4.50%	4.55%	4.18%	4.10%	4.12%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.72%	0.75%	0.74%	0.71%	0.72%	0.73%
Interest and fees from borrowings	0.03%	0.26%	0.09%	0.03%	0.07%	0.06%
Interest and fees on short-term floating rates notes issued[4]	0.03%	0.04%	0.10%	0.21%	0.18%	0.03%

Total expenses	0.78%	1.05%	0.93%	0.95%	0.97%	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	1.05%	0.93%	0.95%	0.97%	0.82%

Portfolio turnover rate	4%	12%	19%	18%	23%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
55 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.25	$2.85	$3.32	$3.40	$3.36	$3.32

Income (loss) from investment operations:
Net investment income[1]	.06	.11	.12	.11	.11	.11
Net realized and unrealized gain (loss)	.02	.41	(.47)	(.08)	.04	.04

Total from investment operations	.08	.52	(.35)	.03	.15	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.11)	(.11)	(.11)

Net asset value, end of period	$3.27	$3.25	$2.85	$3.32	$3.40	$3.36

Total Return, at Net Asset Value[2]	2.50%	18.39%	(10.90)%	0.95%	4.48%	4.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,152	$59,451	$90,497	$228,022	$318,452	$379,045

Average net assets (in thousands)	$53,515	$71,243	$157,158	$272,855	$346,849	$398,461

Ratios to average net assets:[3]
Net investment income	3.62%	3.64%	3.72%	3.38%	3.31%	3.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.57%	1.66%	1.54%	1.51%	1.52%	1.52%
Interest and fees from borrowings	0.03%	0.26%	0.09%	0.03%	0.07%	0.06%
Interest and fees on short-term floating rates notes issued[4]	0.03%	0.04%	0.10%	0.21%	0.18%	0.03%

Total expenses	1.63%	1.96%	1.73%	1.75%	1.77%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.96%	1.73%	1.75%	1.77%	1.61%

Portfolio turnover rate	4%	12%	19%	18%	23%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
56 | LIMITED TERM NEW YORK MUNICIPAL FUND

	Six Months
	Ended
	June 30, 2010			Year Ended December 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$3.24	$2.84	$3.31	$3.39	$3.35	$3.32

Income (loss) from investment operations:
Net investment income[1]	.06	.12	.12	.11	.11	.11
Net realized and unrealized gain (loss)	.02	.40	(.47)	(.08)	.04	.03

Total from investment operations	.08	.52	(.35)	.03	.15	.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.11)	(.11)	(.11)

Net asset value, end of period	$3.26	$3.24	$2.84	$3.31	$3.39	$3.35

Total Return, at Net Asset Value[2]	2.56%	18.63%	(10.89)%	0.97%	4.52%	4.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,254,827	$1,137,285	$919,680	$1,052,153	$1,105,643	$1,139,882

Average net assets (in thousands)	$1,198,264	$1,021,648	$1,054,502	$1,076,271	$1,127,896	$1,095,066

Ratios to average net assets:[3]
Net investment income	3.70%	3.75%	3.78%	3.40%	3.34%	3.36%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.48%	1.50%	1.51%	1.49%	1.49%	1.50%
Interest and fees from borrowings	0.03%	0.26%	0.09%	0.03%	0.07%	0.06%
Interest and fees on short-term floating rates notes issued[4]	0.03%	0.04%	0.10%	0.21%	0.18%	0.03%

Total expenses	1.54%	1.80%	1.70%	1.73%	1.74%	1.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.54%	1.80%	1.70%	1.73%	1.74%	1.59%

Portfolio turnover rate	4%	12%	19%	18%	23%	19%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
57 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Limited Term New York Municipal Fund (the “Fund”) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
58 | LIMITED TERM NEW YORK MUNICIPAL FUND

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to
59 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$37,713,088
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $104,905,000 as of June 30, 2010, which represents 2.33% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these
60 | LIMITED TERM NEW YORK MUNICIPAL FUND

short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At June 30, 2010, municipal bond holdings with a value of $158,964,630 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $104,905,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls. At June 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,335,000	NYC GO DRIVERS	13.178%	8/15/23	$3,970,918
3,780,000	NYC GO DRIVERS	13.184	12/1/23	4,513,585
2,240,000	NYC GO ROLs[3]	19.265	4/1/30	2,678,794
7,250,000	NYC GO ROLs[3]	16.878	6/1/23	9,345,540
5,000,000	NYC GO ROLs[3]	10.263	4/1/22	6,510,750
9,895,000	NYS DA ROLs[3]	23.534	8/15/30	11,910,018
7,085,000	NYS DA ROLs[3]	9.756	7/1/27	8,627,830
6,475,000	SONYMA, Series 29 DRIVERS	18.817	10/1/31	6,502,195

				$54,059,630

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 48 and 49 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors
61 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $71,270,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Credit Risk. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2010, securities with an aggregate market value of $621,295, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Principal payments of $345,000, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2011	$2,127,827
2016	53,401,694
2017	16,519,543

Total	$72,049,064

As of June 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $72,640,536, of which $591,472 expires in 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is
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increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2010, it is estimated that the Fund did not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,325,649,563 [1]

Gross unrealized appreciation	$62,933,788
Gross unrealized depreciation	(69,815,467)

Net unrealized depreciation	$(6,881,679)

1.	The Federal tax cost of securities does not include cost of $108,527,332, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended June 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$6,227
Payments Made to Retired Trustees	68,227
Accumulated Liability as of June 30, 2010	665,903
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	103,275,522	$338,339,243	178,713,706	$561,592,483
Dividends and/or distributions reinvested	13,923,780	45,623,688	27,512,219	85,325,198
Redeemed	(75,624,286)	(247,747,841)	(170,581,375)	(529,096,570)

Net increase	41,575,016	$136,215,090	35,644,550	$117,821,111

Class B
Sold	1,819,515	$5,956,598	2,443,838	$7,594,784
Dividends and/or distributions reinvested	225,831	739,107	664,269	2,041,991
Redeemed	(5,323,375)	(17,397,452)	(16,584,076)	(50,542,037)

Net decrease	(3,278,029)	$(10,701,747)	(13,475,969)	$(40,905,262)

Class C
Sold	54,334,576	$177,266,487	69,423,667	$217,305,875
Dividends and/or distributions reinvested	5,260,605	17,167,264	10,008,778	30,917,410
Redeemed	(25,970,446)	(84,687,152)	(52,148,784)	(161,113,110)

Net increase	33,624,735	$109,746,599	27,283,661	$87,110,175

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$389,072,810	$159,411,046
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Next $3 billion	0.39
Over $5 billion	0.38
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2010, the Fund paid $616,244 to the Manager for accounting services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2010, the Fund paid $694,009 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class C	$35,583,539
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Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

June 30, 2010	$609,626	$55,495	$19,767	$42,126
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3579% as
67 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
of June 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 30, 2010 equal 0.03% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of June 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.3579%. Details of the borrowings for the six months ended June 30, 2010 are as follows:

Average Daily Loan Balance	$22,210,497
Average Daily Interest Rate	0.271%
Fees Paid	$417,262
Interest Paid	$19,190
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
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     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
70 | LIMITED TERM NEW YORK MUNICIPAL FUND

LIMITED TERM NEW YORK MUNICIPAL FUND
A Series of Rochester Portfolio Series

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firms	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
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Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Portfolio Series

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	08/09/2010